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LORD ABBETT INVESTMENT TRUST
            o U.S. Government Securities Series
            o Limited Duration U.S. Government Securities Series
            o Balanced Series
            o High Yield Fund



                SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 2000




                                                                     [LOGO]




                                                        Four portfolios to help
                                                        you meet your goals



                                     [LOGO]

                    REPORT TO SHAREHOLDERS
                    For the Six Months Ended May 31, 2000


[PHOTO OF
ROBERT S. DOW]



/s/ Robert S. Dow
Robert S. Dow
Chairman

June 12, 2000


Table of Contents

U.S. Government Securities Series
---------------------------------------------------
About the Series                                 2
Statement of Net Assets                          5

Limited Duration U.S. Government Securities Series
---------------------------------------------------
About the Series                                 4
Statement of Net Assets                         10

Balanced Series
---------------------------------------------------
About the Series                                 4
Statement of Net Assets                         13

High Yield Fund
---------------------------------------------------
Statement of Net Assets                         13

Data On All Series
---------------------------------------------------
Statements of Operations                        17
Statements of Changes in
  Net Assets                                    18
Financial Highlights                            19
Notes to Financial Statements                   23


Lord Abbett Investment Trust completed the first six months of its fiscal year on May 31, 2000, with combined net assets of approximately $1.5 billion. We are pleased to present you with this performance overview.

                                                  Balanced Series            U.S. Government Securities Series

                                         Six Months Ended 5/31/00                     Six Months Ended 5/31/00
------------------------------------------------------------------------   -----------------------------------

                                      Class A     Class B       Class C      Class A      Class B     Class C
------------------------------------------------------------------------   -----------------------------------
Net asset value                       $11.65       $11.63       $11.62       $2.40       $2.40       $2.40
Dividends                             $  .31       $  .27       $  .27       $ .08       $ .07       $ .07
Capital gains distributions           $  .67       $  .67       $  .67       $  --       $  --       $  --
Total return*                           2.5%         2.1%         2.1%        0.8%        0.9%        0.9%


                                      Limited Duration
                     U.S. Government Securities Series                                    High Yield Fund

                              Six Months Ended 5/31/00                           Six Months Ended 5/31/00
------------------------------------------------------  --------------------------------------------------

                                Class A      Class C       Class A     Class B      Class C       Class Y
------------------------------------------------------  --------------------------------------------------
Net asset value                  $4.32        $4.32        $ 9.12       $ 9.09       $ 9.10       $ 9.11
Dividends                        $ .12        $ .10        $  .47       $  .45       $  .45       $  .50
Total return*                     2.4%         2.1%         -1.4%        -1.8%        -1.7%        -1.3%

*Total return, which is not annualized, is the percent change in net asset value assuming the reinvestment of all distributions for the six months ending 5/31/00.

The U.S. Government Securities Series and the Limited Duration U.S. Government Securities Series continued to emphasize non-Treasury government securities to take advantage of their significantly higher yields relative to Treasurys -- without incurring a proportionate increase in credit risk.(1) This substantially added to the portfolios' income. If market conditions and valuations remain the same, we expect to continue this focus. If non-Treasurys start to outperform, we would likely increase our exposure to Treasury securities accordingly. The portfolios' holdings of GNMA securities ("Ginnie Maes") added to the Funds' overall performance, since GNMAs dramatically outperformed other similar U.S. government agency securities during the period. In general, while changes in interest rates have a short-term impact on these portfolios, they do not change our long-term investment strategy, which is to seek out undervalued securities across various maturities to maximize the Funds' total return (price appreciation plus coupon yield) potential.

The Balanced Series uses a "fund of funds" approach which currently divides assets approximately 50%-50% between Lord Abbett Affiliated Fund (equity) and Lord Abbett


-------------------------------------------------------------------------------
|              DALBAR                 Lord,  Abbett  & Co.  is  proud  to     |
|      HONORS COMMITMENT TO           announce we have  received a DALBAR     |
|            INVESTORS                award  for  providing  consistently     |
|              1999                   good service to  shareholders,  the     |
|                                     1999 Key  Honors  Award for  Mutual     |
|                                     Fund  Service.   DALBAR,  Inc.,  an     |
|                                     independent   research   firm   and     |
|                                     evaluator  of mutual fund  service,     |
|                                     presents  the  award  to  financial     |
|                                     services    firms   that    provide     |
|                                     consistently   solid   service   to     |
|                                     clients.                                |
-------------------------------------------------------------------------------

REPORT TO SHAREHOLDERS


Bond-Debenture Fund (fixed income), respectively.(2) Affiliated Fund's performance was again boosted by its exposure to a handful of carefully selected stocks of technology companies, not the technology sector as a whole. The portfolio's large exposure to energy companies also positively contributed to performance. Currently, Bond-Debenture Fund's focus is to emphasize companies with visible earnings growth, good management and strong underlying assets. For example, we increased the percentage of holdings in equity-related securities such as convertible bonds, particularly those issued by select technology and wireless-telecommunications companies that we believe offer the most potential for rapid earnings growth. While Bond-Debenture Fund continues to emphasize high yield securities(3), we sought to improve the credit quality of the portfolio by culling out some of the portfolio's weaker, or underperforming, credits and increasing our exposure to the holdings that we favor, including certain oil and gas companies.

Lord Abbett High Yield Fund weathered a challenging period as fragile market conditions, low new issuance and heavy outflows from high yield bond mutual funds generally resulted in lackluster performance for these funds. In general, these factors resulted in significantly wider credit spreads. While high yield bonds remained the primary focus of the portfolio (due to their attractive yields(3)), we made some opportunistic purchases in convertible bonds, emphasizing select bonds issued by broadcasting, cable, media, technology and tele- communications companies. We remain cautious of consumer products, retail and other industry sectors that have been struggling with excessive price competition.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We value the trust you place in us and remain committed to helping you achieve your financial goals in the years ahead.

(1) Unlike an investment in U.S. Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. Government.
(2) The Series is actively managed and, as a result, its asset allocation may change from time to time.
(3) High yield, lower-rated bonds are considered to be speculative with respect to the payment of interest and the return of principal and involve greater risks than higher-grade issues, in that they are especially subject to adverse changes in general market conditions and in the financial condition of the issuers, as well as price fluctuations in response to changes in interest rates.

ABOUT  THE U.S.  GOVERNMENT  SECURITIES  SERIES

TOTAL  RETURN IS  IMPORTANT  TO FIXED-INCOME INVESTORS

Over the last 10 years, an investment in the Series return provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 96%. The Series' return surpassed the increase in inflation (as measured by the Consumer Price Index), and the Lipper General U.S. Government Average over the same 10-year period.


Lord Abbett U.S. Government Securities Series Versus Inflation and the Lipper General U.S. Government Average(1)(2) Growth of $100,000: 5/31/90 - 5/31/00. All periods end 5/31. Returns at NAV, Class A shares.

The U.S.  Government  Securities Series'
Class  A  Shares  Distribution  Rate  on
5/31/00 was 6.19%(3)

[Graphic Omitted]

The content of the graphic omitted is:
                                        Line  Graph  Chart  showing  return on a
                                        $100,000   investment  from  5/31/99  to
                                        5/31/2000
--------------------------------------------------------------------------------
    Lord Abbett U.S. Government Securities Series

$100,000 initial investment valued at $196,878 at 5/31/2000 (10 years)

--------------------------------------------------------------------------------
    Inflation (Consumer Price Index)

$100,000 initial investment valued at $132,558 at 5/31/2000 (10 years)

--------------------------------------------------------------------------------
    Lipper General U.S. Government Average

$100,000 initial investment valued at $191,845 at 5/31/2000 (10 years)
--------------------------------------------------------------------------------
               LA U.S.             Inflation                Lipper Gen'l
               Gov't               Consumer                 Gen'l U.S.
               Securities          Price Index              Gov't Index

5/31/90        100,000             100,000                  100,000
1990           108,698             103,560                  107,590
1991           127,071             106,729                  123,352
1992           136,094             109,824                  131,222
1993           148,658             112,844                  143,491
1994           142,342             115,857                  136,977
1995           164,613             118,880                  161,564
1996           167,330             122,744                  164,472
1997           182,651             124,841                  179,242
1998           197,084             126,841                  193,921
1999           192,992             130,240                  188,065
5/31/00        196,878             132,558                  191,845
-------------------------------------------------------------------------------
SEC-REQUIRED AVERAGE ANNUAL RETURNS

Average annual compound returns for the periods ended June 30, 2000 at the respective Class A share maximum sales charges(4) , with all distributions reinvested:

                                              Limited Duration
                          U.S. Government      U.S. Government   Balanced         High Yield
                     Securities Series(2)  Securities Series(5)     Series(5)         Fund(5)
-----------------------------------------------------------------------------------------------
  1 year:                        -1.40%              1.80%            -4.00%            -2.50%
  5 years:                        4.38%              4.31%             9.62%               --
 10 years or Life of Series:      6.52%              3.68%            10.96%             0.53%

SEC yield for the 30 days
ended 6/30/00:                    5.21%              5.15%             4.75%             9.97%

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in net asset value, assuming the reinvestment of both dividends and capital gains distributions.
(2) Lord Abbett Investment Trust-U.S. Government Securities Series, Class A, was established 1/1/82.
(3)  Based on the Class A share maximum offering price.
(4) The Class A share maximum sales charge is 5.75% for the Balanced Series, 4.75% for the U.S. Government Securities Series and High Yield Fund, and 3.25% for the Limited Duration U.S. Government Securities Series.
(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94; High Yield Fund commenced operations 12/31/98.

                      ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

                      ANNUAL TOTAL RETURNS BASED ON CALENDAR YEAR(1)

                         1990      1991     1992      1993     1994      1995     1996     1997      1998    1999     2000
                                                                                                                     (Through
                                                                                                                     5/31/00)

Annual Total Return(1)   +9.3%    +16.9%    +7.1%     +9.2%   -4.3%     +15.7%    +1.7%    +9.2%    +7.9%    -1.6%    +1.5%

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 2. See Important Information on page 5. All periods begin on 1/1 and end on 12/31.

A Portfolio of High-Quality Securities(1)

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

Lord Abbett's Focus on Quality:

-------------------------------------------------------------------------------
[PIE CHART GRAPHIC OMITTED]

The Pie Chart Graphic shows the following percentages

U.S. Treasury Notes and Bonds 7%(2)
FHLMC 46%(2)
IO/PO 2%
FNMA 10%(2)
GNMA 13%(2)
CMBS 14%(2)
Agency Debentures 8%(2)
-------------------------------------------------------------------------------
Representative Structure as of 5/31/00(1)

(1) The portfolio is actively managed and, therefore, asset allocation is subject to change.
(2) Each percentage amount shown is calculated based on the Fund's holdings of Long-Term Investments only. A security subject to principal paydowns over time (as is the case with most mortgage-related investments) is classified as long-term if the expected average time until principal payments are received, weighted by dollar amount, is greater than one year. All short-term assets, including cash and cash equivalents, are excluded from the calculation for purposes of this chart.

Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series
----------------------------------------------------------------------------------------
Fiduciaries           Pension, profit-sharing & 401(k) retirement accounts       2,507
                      Trusts                                                     2,496
                      Custodians for minors                                      1,288
                      457 & 403(b) accounts                                        824
                      Estates                                                       91
----------------------------------------------------------------------------------------
Institutions          Broker-held accounts                                      14,209
                      Corporate organizations                                      217
                      Religious, charitable & welfare organizations                177
                      Financial institutions                                       118
                      Clubs & fraternal organizations                               71
                      Cemeteries                                                    39
                      Government agencies                                           23
                      Colleges & universities                                        9

---------------------------------------------------------------------------------------
                      Single & joint accounts & IRAs                            48,164
Total Accounts in the Series on 5/31/00

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. As of May 31, 2000, the Series' distribution rate was competitive with the yield for 10-year Treasurys, with less price volatility than the Treasurys.(1)


Lord Abbett Limited Duration U.S. Government Securities Series(2) Growth of $100,000 (as of 5/31/00)


-------------------------------------------------------------------------------
[BAR CHART GRAPHIC OMITTED]

Bar chart Statistics:         3 Years Growth           =    $114,935
                              Life of Series Growth    =    $126,531

-------------------------------------------------------------------------------
 The Limited Duration
 U.S.      Government
 Securities   Series'
 Class    A    Shares
 Distribution Rate on
 5/31/00 was 5.36%(3)


Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.


ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.


Lord Abbett Balanced Series(4)
Growth of $100,000 (as of 5/31/00)
-------------------------------------------------------------------------------
[BAR CHART GRAPHIC OMITTED]

Bar chart Statistics:         3 Years Growth           =    $126,533
                              Life of Series Growth    =    $181,192
-------------------------------------------------------------------------------
The Balanced Series'
Average Annual Rate
of Total Return
Since Inception:
11.17%(3)

(1) Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. government.
(2) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.
(3)  Based on the Class A share maximum offering price.
(4) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.95% sales charge applicable to Class A share investments of $100,000. For Series' performance at the respective maximum Class A share sales charges, see page 2.

IMPORTANT INFORMATION

Each Series' respective SEC yield is calculated on its maximum offering price on 6/30/2000, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates may differ from SEC yields if the Series purchases securities at a premium and distributes to shareholders interest income that has not been reduced for amortization of premiums on those securities. This practice is consistent with applicable tax elections made by each Series, but may result in a decrease in the net asset values of shares of the Series if the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 9/30/2000, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                       STATEMENT OF NET ASSETS (UNAUDITED)
                 U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000


                                                                                                      Principal
                                                                                                         Amount
                               Investments                                                                (000)           Value
--------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments 106.46%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations 6.72%     U.S. Treasury Bond 83/4% due 5/15/2017                           $ 10,406   $   12,875,760
                                    U.S. Treasury Note 57/8% due 11/15/2004                              5,587        5,431,626
                                    U.S. Treasury Note 6% due 8/15/2009                                  8,831        8,606,074
                                    U.S. Treasury Note 65/8% due 5/15/2007+                                984          989,688
                                    U.S. Treasury Note Inflation Indexed 37/8% due 1/15/2009             8,939        9,113,244
                                    U.S. Treasury Strip Zero Coupon due 11/15/2009+                     21,477       11,693,797
                                    U.S. Treasury Strip Zero Coupon due 8/15/2020                      134,663       38,377,608
                                    Total                                                                            87,087,797
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency
Debentures 6.97%                    Federal National Mortgage Association 65/8% due 9/15/2009+          95,939       90,227,751
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan                   6% due 2029                                                        107,923       97,117,158
Mortgage Corporation                6% due on an announced basis                                         9,370        8,427,190
Pass-Through Securities 43.57%      61/2% due 2001 to 2029                                             127,579      118,427,175
                                    7% due 2029 to 2030                                                  5,304        5,040,726
                                    71/2% due 2029 to 2030                                              140,115     136,428,440
                                    8% due on an announced basis                                       200,547      198,980,728
                                    Total                                                                           564,421,417
--------------------------------------------------------------------------------------------------------------------------------
Federal National                    51/2% due 2001 to 2025                                               9,856        9,343,832
Mortgage Association                6% due 2001 to 2028                                                 52,770       47,570,694
Pass-Through Securities 6.40%       6.52% due 2/1/2019                                                   1,578        1,553,072
                                    71/2% due 11/1/2023                                                  6,059        5,897,969
                                    8% due on an announced basis                                        18,740       18,593,641
                                    Total                                                                            82,959,208
--------------------------------------------------------------------------------------------------------------------------------
Government National                 61/2% due 2028                                                       5,844        5,469,655
Mortgage Association                7% due 2028                                                         22,146       21,257,775
Pass-Through Securities 13.21%      71/2% due 2026 to 2028                                               62,731      61,685,337
                                    8% due 2028 to 2030                                                 77,311       77,497,384
                                    9% due 2018 to 2020                                                  2,606        2,701,402
                                    10% due 2018 to 2019                                                 2,339        2,491,341
                                    Total                                                                           171,102,894
--------------------------------------------------------------------------------------------------------------------------------

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000

                                                                                                      Principal
                                                                                                         Amount
                               Investments                                                                (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage    Federal Home Loan Mortgage Corp. 73 G IO 1,095.35% due 10/15/2020                 $   7     $    160,955
Obligations 16.52%         Federal Home Loan Mortgage Corp. 181 F IO 494.14% due 8/15/2021                      66        1,010,673
                           Federal Home Loan Mortgage Corp. 1020 S IO 900.95% due 12/15/2020                     7          148,209
                           Federal Home Loan Mortgage Corp. 1032 IO 544.71% due 12/15/2020                      11          165,558
                           Federal Home Loan Mortgage Corp. 1046 I IO 1,009% due 2/15/2021                       5          120,447
                           Federal Home Loan Mortgage Corp. 1049 N IO 1,0101/2% due 2/15/2021                   16          399,643
                           Federal Home Loan Mortgage Corp. 1058 I IO 1,0081/2% due 4/15/2021                    4          120,210
                           Federal Home Loan Mortgage Corp. 1059 U IO 409% due 4/15/2021                        11          132,827
                           Federal Home Loan Mortgage Corp. 1066 S IO 1,195.60% due 4/15/2021                   16          591,107
                           Federal Home Loan Mortgage Corp. 1082 D IO 1,007.80% due 5/15/2021                   24          610,494
                           Federal Home Loan Mortgage Corp. 1137 M IO 1,185.50% due 9/15/2021                    7          227,797
                           Federal Home Loan Mortgage Corp. 1180 G IO 1,008.40% due 11/15/2021                   4          110,989
                           Federal Home Loan Mortgage Corp. 1200 IB IO 1,007% due 2/15/2022                      1           35,436
                           Federal Home Loan Mortgage Corp. 1241 X IO 982.65% due 4/15/2022                      3           85,875
                           Federal Home Loan Mortgage Corp. 1095 A PO due 6/15/2021                            624          466,663
                           Federal Home Loan Mortgage Corp. 1148 F PO due 10/15/2021                         1,582        1,212,674
                           Federal Home Loan Mortgage Corp. 1363 B PO due 8/15/2022                          1,923        1,376,027
                           Federal Home Loan Mortgage Corp. 1372 C PO due 9/15/2022                          1,210          878,254
                           Federal Home Loan Mortgage Corp. 141 A PO due 7/1/2022                              647          494,039
                           Federal Home Loan Mortgage Corp. 177 PO due 7/1/2026                              4,804        3,023,313
                           Federal Home Loan Mortgage Corp. 192 PO due 2/1/2028                              4,285        2,600,251
                           Federal Home Loan Mortgage Corp. 204 PO due 5/15/2029                            14,846        8,462,038
                           Federal Home Loan Mortgage Corp. 13 PG 6% due 7/25/2016                           1,399        1,390,610
                           Federal Home Loan Mortgage Corp. 1334 VB 7% due 4/15/2001                           132          131,644
                           Federal Home Loan Mortgage Corp. 1364 A 7.14% due 9/15/2007                         130          131,682
                           Federal Home Loan Mortgage Corp. 1417 G 61/2% due 7/15/2006                       5,619        5,594,174
                           Federal Home Loan Mortgage Corp. 1476 G 6% due 4/15/2006                            396          392,409
                           Federal Home Loan Mortgage Corp. 1484 G 6% due 6/15/2019                            260          258,533
                           Federal Home Loan Mortgage Corp. 1489 G 5.85% due 10/15/2006                        183          181,166
                           Federal Home Loan Mortgage Corp. 1491 F 5% due 8/15/2019                          1,208        1,185,883
                           Federal Home Loan Mortgage Corp. 1526 E 53/4% due 3/15/2016                         213          212,508
                           Federal Home Loan Mortgage Corp. 1534 E 6% due 12/15/2017                           182          181,729
                           Federal Home Loan Mortgage Corp. 1540 C 6.05% due 2/15/2011                         438          435,810
                           Federal Home Loan Mortgage Corp. 1543 UB 7.16% due 3/15/2019                        413          414,356
                           Federal Home Loan Mortgage Corp. 1544 E 61/4% due 6/15/2008                         136          135,778
                           Federal Home Loan Mortgage Corp. 1547 PE 6% due 3/15/2017                            46           45,638
                           Federal Home Loan Mortgage Corp. 1558 F 6.96% due 5/15/2022                       5,017        5,025,894
                           Federal Home Loan Mortgage Corp. 1560 PW 7% due 11/15/2016                          273          272,071
                           Federal Home Loan Mortgage Corp. 1561 M 6% due 3/15/2007                            431          429,922
                           Federal Home Loan Mortgage Corp. 1561 ZB 6% due 8/15/2006                         3,425        3,410,907
                           Federal Home Loan Mortgage Corp. 1566 FC 5.60% due 9/15/2000                        328          327,571
                           Federal Home Loan Mortgage Corp. 1577 PG 51/2% due 3/15/2021                      4,000        3,926,240
                           Federal Home Loan Mortgage Corp. 1578 E 6% due 11/15/2017                           280          278,926
                           Federal Home Loan Mortgage Corp. 1592 EF 51/2% due 9/15/2016                      1,018        1,014,889
                           Federal Home Loan Mortgage Corp. 16 PE 6% due 8/25/2015                             437          434,628
                           Federal Home Loan Mortgage Corp. 1605 A 51/8% due 8/15/2006                         306          304,017
                           Federal Home Loan Mortgage Corp. 1609 E 53/4% due 12/15/2016                      1,888        1,879,633
                           Federal Home Loan Mortgage Corp. 1611 E 51/2% due 12/15/2018                         57           56,984
                           Federal Home Loan Mortgage Corp. 1612 PD 53/4% due 5/15/2006                        709          705,656
                           Federal Home Loan Mortgage Corp. 1616 A 51/8% due 9/15/2006                         906          899,721
                           Federal Home Loan Mortgage Corp. 1617 PE 5.70% due 6/15/2018                      2,071        2,058,439


6



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000

                                                                                                      Principal
                                                                                                         Amount
                               Investments                                                                (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Federal Home Loan Mortgage Corp. 1624 EA 51/2% due 1/15/2007                     $  130     $    129,431
                           Federal Home Loan Mortgage Corp. 1625 EA 53/4% due 3/15/2007                        347          345,123
                           Federal Home Loan Mortgage Corp. 1628 E 51/2% due 1/15/2017                         108          107,520
                           Federal Home Loan Mortgage Corp. 1637 E 53/4% due 2/15/2019                       1,328        1,321,266
                           Federal Home Loan Mortgage Corp. 1638 A 51/4% due 1/15/2019                       1,566        1,556,305
                           Federal Home Loan Mortgage Corp. 1659 PE 53/4% due 5/15/2007                        629          625,146
                           Federal Home Loan Mortgage Corp. 1675 E 5.85% due 9/15/2017                       3,621        3,600,190
                           Federal Home Loan Mortgage Corp. 1678 PE 5.60% due 7/15/2007                        532          527,761
                           Federal Home Loan Mortgage Corp. 1693 E 53/4% due 2/15/2006                         321          318,827
                           Federal Home Loan Mortgage Corp. 1697 PG 5.80% due 4/15/2006                        405          402,697
                           Federal Home Loan Mortgage Corp. 1697 PR 6% due 4/15/2006                         1,054        1,048,004
                           Federal Home Loan Mortgage Corp. 1702-A PL 5% due 10/15/2016                        908          902,839
                           Federal Home Loan Mortgage Corp. 1703 E 6.10% due 11/15/2006                        914          908,699
                           Federal Home Loan Mortgage Corp. 1704 PE 6% due 7/15/2007                           607          603,392
                           Federal Home Loan Mortgage Corp. 1708 B 6% due 4/15/2006                            604          600,799
                           Federal Home Loan Mortgage Corp. 1709 B 51/2% due 4/15/2019                          93           92,397
                           Federal Home Loan Mortgage Corp. 1710 C 6.10% due 2/15/2024                         651          646,151
                           Federal Home Loan Mortgage Corp. 1737 E 6% due 12/15/2017                         7,578        7,523,908
                           Federal Home Loan Mortgage Corp. 1791 A 7% due 12/15/2023                           683          681,242
                           Federal Home Loan Mortgage Corp. 1849 VA 6% due 12/15/2010                        1,887        1,862,563
                           Federal Home Loan Mortgage Corp. 1871 A 7% due 6/15/2016                            321          320,319
                           Federal Home Loan Mortgage Corp. 1991 PA 6% due 3/15/2014                         1,747        1,741,129
                           Federal Home Loan Mortgage Corp. 2082 PB 53/4% due 1/15/2009                        400          396,372
                           Federal Home Loan Mortgage Corp. 2132 JD 61/2% due 3/15/2001                        642          640,058
                           Federal Home Loan Mortgage Corp. 2155 A 6% due 5/15/2029                          8,949        8,896,319
                           Federal Home Loan Mortgage Corp. 2203 PK 5.70% due 2/15/2025                      5,640        5,578,205
                           Federal Home Loan Mortgage Corp. 29 D 61/4% due 2/25/2018                           837          830,285
                           Federal Home Loan Mortgage Corp. 29 P 7% due 2/25/2018                            3,555        3,542,050
                           Federal National Mortgage Association 1991-158 E IO 1,008% due 12/25/2021             6          190,604
                           Federal National Mortgage Association 94 2 IO 91/2% due 8/1/2021                    273           82,981
                           Federal National Mortgage Association 133 1 PO due 4/25/2022                        140          104,001
                           Federal National Mortgage Association 1523 PE 6% due 10/15/2015                      35           35,345
                           Federal National Mortgage Association 1992-153 L 7% due 11/25/2005                2,161        2,153,420
                           Federal National Mortgage Association 1992-164 PH 61/2% due 1/25/2006               361          358,871
                           Federal National Mortgage Association 1992-182 PG 61/2% due 5/25/2018                62           61,822
                           Federal National Mortgage Association 1993-118 G 61/2% due 11/25/2006             9,219        9,146,809
                           Federal National Mortgage Association 1993-119 E 5.85% due 5/25/2019                384          381,918
                           Federal National Mortgage Association 1993-129 D 6.10% due 6/25/2005                144          143,097
                           Federal National Mortgage Association 1993-134 D 5.90% due 11/25/2005                54           53,888
                           Federal National Mortgage Association 1993-139 E 5.85% due 1/25/2017                 87           86,805
                           Federal National Mortgage Association 1993-141 PE 53/4% due 5/25/2017               112          111,743
                           Federal National Mortgage Association 1993-145 A 6% due 8/25/2017                   462          455,464
                           Federal National Mortgage Association 1993-147 FG 7.18% due 8/25/2023               924          920,646
                           Federal National Mortgage Association 1993-160 AE 6% due 4/25/2018                  445          443,099
                           Federal National Mortgage Association 1993-160 PE 6% due 5/25/2016                  994          989,226
                           Federal National Mortgage Association 1993-173 E 6% due 2/25/2005                   660          656,605
                           Federal National Mortgage Association 1993-174 Z 6% due 7/25/2006                    99           98,888
                           Federal National Mortgage Association 1993-18 PH 61/2% due 4/25/2006              4,939        4,904,792
                           Federal National Mortgage Association 1993-187 SE 5.98% due 11/25/2016            2,084        1,980,113
                           Federal National Mortgage Association 1993-191 PE 5.80% due 9/25/2006               186          184,658


                                                                                                                                 7


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000

                                                                                                      Principal
                                                                                                         Amount
                               Investments                                                                (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Federal National Mortgage Association 1993-192 Z 53/4% due 8/25/2006            $ 1,013    $   1,007,545
                           Federal National Mortgage Association 1993-194 PG 5.65% due 4/25/2005                41           40,461
                           Federal National Mortgage Association 1993-196 E 51/2% due 2/25/2007              1,296        1,285,862
                           Federal National Mortgage Association 1993-206 5.65% due 5/25/2017                1,555        1,543,125
                           Federal National Mortgage Association 1993-208 E 53/4% due 4/25/2018              3,550        3,522,999
                           Federal National Mortgage Association 1993-212 C 6% due 11/25/2000                  963          957,245
                           Federal National Mortgage Association 1993-221 A 6% due 11/25/2006                   89           88,278
                           Federal National Mortgage Association 1993-221 B 51/2% due 11/25/2006             1,373        1,358,597
                           Federal National Mortgage Association 1993-223 PD 5.65% due 7/25/2019               369          366,543
                           Federal National Mortgage Association 1993-225 OE 5.80% due 11/25/2017            3,939        3,915,186
                           Federal National Mortgage Association 1993-229 PD 5.60% due 7/25/2006               221          219,105
                           Federal National Mortgage Association 1993-66 A 61/2% due 11/25/2019                217          215,878
                           Federal National Mortgage Association 1993-69 K 6% due 3/25/2002                  2,193        2,169,887
                           Federal National Mortgage Association 1993-71 PG 61/4% due 7/25/2007                650          644,917
                           Federal National Mortgage Association 1994-12 PE 53/4% due 4/25/2007                603          597,641
                           Federal National Mortgage Association 1994-13 PE 5.80% due 12/25/2006               723          718,071
                           Federal National Mortgage Association 1994-17 E 6% due 2/25/2007                  7,541        7,475,303
                           Federal National Mortgage Association 1994-19 A 5% due 1/25/2024                  6,956        6,871,108
                           Federal National Mortgage Association 1994-22 A 5% due 3/25/2022                  1,062        1,048,337
                           Federal National Mortgage Association 1994-23 PC 6% due 7/25/2017                 2,549        2,531,052
                           Federal National Mortgage Association 1994-23 PT 51/8% due 7/25/2017                279          276,142
                           Federal National Mortgage Association 1994-28 A 51/4% due 8/25/2018                 962          951,671
                           Federal National Mortgage Association 1994-30 E 53/4% due 11/25/2017                247          245,198
                           Federal National Mortgage Association 1994-32 PD 53/4% due 1/25/2007                611          606,253
                           Federal National Mortgage Association 1994-36 E 5.85% due 3/25/2018               5,324        5,278,854
                           Federal National Mortgage Association 1994-36 EB 61/4% due 3/25/2018              1,024        1,017,079
                           Federal National Mortgage Association 1994-39 A 61/2% due 3/25/2024                 268          266,601
                           Federal National Mortgage Association 1994-42 E 53/4% due 9/25/2018                 243          241,173
                           Federal National Mortgage Association 1994-56 E 61/4% due 4/25/2017               3,815        3,792,130
                           Federal National Mortgage Association 1994-61 C 6.10% due 2/25/2024                 592          587,592
                           Federal National Mortgage Association 1994-73 F 71/8% due 12/25/2020                 99           99,550
                           Federal National Mortgage Association 1994-75 E 6.60% due 9/25/2018               1,071        1,065,585
                           Federal National Mortgage Association 1994-85 E 6% due 11/25/2006                 3,067        3,037,748
                           Federal National Mortgage Association 19943-43 PE 6% due 12/25/2019               1,131        1,122,524
                           Federal National Mortgage Association 1996-53 FA 6.98% due 12/25/2003             9,786        9,770,608
                           Federal National Mortgage Association 1997-40 PE 63/4% due 7/18/2019             11,146       11,100,235
                           Federal National Mortgage Association 1997-70 7.04% due 7/18/2020                   587          587,523
                           Federal National Mortgage Association 1998-36 PA 61/4% due 7/18/2013                300          297,468
                           Federal National Mortgage Association 1998-6 PB 6% due 3/18/2013                  3,189        3,172,002
                           Federal National Mortgage Association 1999-54 LA 61/2% due 8/25/2010                684          679,506
                           Federal National Mortgage Association 93-214 E 51/2% due 3/25/2007                  169          167,682
                           Federal National Mortgage Association 93-94 E 6% due 3/25/2019                      237          235,883
                           Federal National Mortgage Association G92-65 LB 7% due 3/25/2019                    130          129,471
                           Federal National Mortgage Association G93-19 K 61/2% due 6/25/2019                  203          201,597
                           Federal National Mortgage Association G93-27 AE 6% due 11/25/2019                   300          296,904
                           Federal National Mortgage Association G93-29 E 5.80% due 8/25/2000                  186          184,623
                           Federal National Mortgage Association G94-1 F 7.08% due 1/25/2024                 6,003        5,965,886
                           Federal National Mortgage Association G94-5 PE 7% due 10/17/2015                  2,533        2,528,089
                           Government National Mortgage Association 1996-6 PC 61/2% due 5/16/2012              135          134,942
                           Total                                                                                        214,062,348
------------------------------------------------------------------------------------------------------------------------============

8



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000

                                                                                                         Principal
                                                                                                            Amount
                               Investments                                                                   (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Agency Commercial          Federal National Mortgage Association
Mortgage-Backed Securities 5.90% due 12/1/2008                                                              $ 7,429   $   6,627,413
13.07%                     6.05% due 4/1/2009                                                                 5,977       5,372,936
                           6.08% due 10/1/2008                                                               25,858      23,369,116
                           6.09% due 7/1/2008                                                                 3,928       3,556,749
                           6.29% due 6/1/2008                                                                 4,734       4,318,952
                           6.31% due 6/1/2008                                                                 6,300       5,736,326
                           6.32% due 6/1/2008                                                                 8,962       8,193,127
                           6.46% due 4/1/2006                                                                12,404      11,670,990
                           6.55% due 11/1/2007                                                                5,695       5,297,728
                           6.63% due 10/1/2007                                                                9,544       8,908,871
                           6.72% due 10/1/2005                                                                2,764       2,637,891
                           6.77% due 5/1/2007                                                                 4,857       4,620,442
                           6.79% due 11/1/2007                                                                8,455       8,051,622
                           6.80% due 3/1/2007                                                                 5,745       5,477,384
                           6.81% due 2007                                                                     5,895       5,622,590
                           6.90% due 6/1/2007                                                                18,042      17,302,892
                           6.91% due 3/1/2007                                                                 4,853       4,653,953
                           6.99% due 7/1/2009                                                                 4,879       4,637,543
                           7.01% due 12/1/2006                                                               11,140      10,751,701
                           7.20% due 7/1/2006                                                                 2,242       2,183,762
                           7.21% due 6/1/2006                                                                15,099      14,708,039
                           7.31% due 7/1/2003                                                                   358         351,828
                           7.43% due 6/1/2007                                                                 5,365       5,287,222
                           Total                                                                                        169,339,077
                           ---------------------------------------------------------------------------------------------===========
                           Total Long-Term Investments (Cost $1,429,385,664)                                          1,379,200,492
===================================================================================================================================
Short-Term Investment 9.30%
===================================================================================================================================
                           Federal Home Loan Bank Discount Note 6.30% due 6/1/2000 (Cost $120,535,000)      120,535     120,535,000
                           ---------------------------------------------------------------------------------------------===========
                           Total Investments 115.76% (Cost $1,549,920,664)                                            1,499,735,492
===================================================================================================================================
Other Assets, Less Liabilities (15.76)%
-----------------------------------------------------------------------------------------------------------------------------------
Other (See Note 5)                                                                                                       29,998,330
-------------------------------------------------------------------------------------------------------------------------==========
Cash                                                                                                                         51,709
-------------------------------------------------------------------------------------------------------------------------==========
Receivables for:           Securities sold                                                                              429,118,173
                           Interest                                                                                       7,008,336
                           Capital shares sold                                                                               97,816
                           Total Other Assets                                                                           466,274,364
------------------------------------------------------------------------------------------------------------------------===========
Payables for:              Securities purchased                                                                         627,106,242
                           Collateral on securities loaned                                                               29,998,330
                           Dividends                                                                                      6,726,160
                           Capital shares reacquired                                                                      4,324,743
                           Other                                                                                          2,282,336
                           Total Liabilities                                                                            670,437,811
                           ---------------------------------------------------------------------------------------------===========
                           Total Other Assets, Less Liabilities                                                        (204,163,447)
===================================================================================================================================
Net Assets 100.00%                                                                                                   $1,295,572,045
===================================================================================================================================
                           Class A Shares-Net asset value  ($1,167,330,714 /487,225,381 shares outstanding)                   $2.40
                           Maximum offering price (net asset value plus sales charge
                             of 4.75% of the offering price)                                                                  $2.52
                           Class B Shares-Net asset value ($27,879,036 / 11,619,364 shares outstanding)                       $2.40
                           Class C Shares-Net asset value ($100,362,295 / 41,784,554 shares outstanding)                      $2.40

                          +Securities (or a portion of securities) on loan. See Note 5. See Notes to Financial Statements.


                                                                                                                                  9


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000

                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments 125.86%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations .35% U.S. Treasury Note Inflation Indexed 37/8% due 1/15/2009                    $    49       $   49,955
-------------------------------------------------------------------------------------------------------------------------==========
U.S. Government Agency
Debentures 2.52%               FNMA 51/8% due 2/13/2004                                                        387          358,579
-------------------------------------------------------------------------------------------------------------------------==========
Federal Home Loan              5% due 2000 to 2001                                                             284          272,736
Mortgage Corporation           51/2% due 2000 to 2001                                                          227          225,760
Pass-Through Securities 50.79% 6% due 2000 to 2001                                                           1,015        1,004,699
                               61/2% due 2000 to 2001                                                          486          483,558
                               7% due 11/1/2000                                                                 29           28,457
                               71/2% due on an announced basis                                               2,275        2,213,871
                               8% due on an announced basis                                                  2,963        2,939,859
                               81/2% due 12/1/2002                                                              66           66,184
                               Total                                                                                      7,235,124
--------------------------------------------------------------------------------------------------------------------------=========
Federal National               5% due 2000 to 2001                                                             166          160,948
Mortgage Association           51/2% due 2000 to 2001                                                          450          446,034
Pass-Through Securities 13.31% 6% due 2000 to 2008                                                             903          882,962
                               61/2% due 2000 to 2011                                                          396          382,815
                               71/2% due 2001 to 2002                                                           23           23,064
                               Total                                                                                      1,895,823
--------------------------------------------------------------------------------------------------------------------------=========
Government National            61/2% due 2001 to 2002                                                           25           24,492
Mortgage Association           7% due 4/15/2028                                                                223          213,780
Pass-Through Securities 5.48%  8% due 2027 to 2028                                                             356          356,827
                               10% due 6/15/2019                                                                18           19,118
                               101/2% due 2016 to 2020                                                         155          167,224
                               Total                                                                                        781,441
--------------------------------------------------------------------------------------------------------------------------=========
Collateralized Mortgage        Federal Home Loan Mortgage Corp. 1218 H 61/2% due 4/15/2016                       5            4,784
Obligations 50.63%             Federal Home Loan Mortgage Corp. 1219 H 71/2% due 8/15/2006                      39           38,740
                               Federal Home Loan Mortgage Corp. 1318 JB 71/2% due 11/15/2001                    46           46,586
                               Federal Home Loan Mortgage Corp. 1324 VD 7% due 6/15/2005                        71           71,058
                               Federal Home Loan Mortgage Corp. 1332 I 71/2% due 1/15/2021                      12           11,631
                               Federal Home Loan Mortgage Corp. 1377 G 6% due 4/15/2006                         31           30,646
                               Federal Home Loan Mortgage Corp. 1382 H 7% due 11/15/2020                        23           22,880
                               Federal Home Loan Mortgage Corp. 1417 G 61/2% due 7/15/2006                     234          232,534
                               Federal Home Loan Mortgage Corp. 1432 G 71/4% due 12/15/2006                     48           48,469
                               Federal Home Loan Mortgage Corp. 1476 G 6% due 4/15/2006                        103          102,026
                               Federal Home Loan Mortgage Corp. 1479 G 6.65% due 10/15/2017                     25           25,314
                               Federal Home Loan Mortgage Corp. 1491 F 5% due 8/15/2019                          8            8,301
                               Federal Home Loan Mortgage Corp. 1506 PE 5.65% due 7/15/2005                     62           61,450
                               Federal Home Loan Mortgage Corp. 1533 A 61/2% due 4/15/2020                      65           64,426
                               Federal Home Loan Mortgage Corp. 1538 E 6% due 3/15/2005                         90           89,924
                               Federal Home Loan Mortgage Corp. 1540 C 6.05% due 2/15/2011                      36           35,869
                               Federal Home Loan Mortgage Corp. 1547 PE 6% due 3/15/2017                        14           14,043
                               Federal Home Loan Mortgage Corp. 1558 F 6.96% due 5/15/2022                      88           88,436
                               Federal Home Loan Mortgage Corp. 1561 ZB 6% due 8/15/2006                       114          113,629
                               Federal Home Loan Mortgage Corp. 1575 PE 6% due 3/15/2007                        28           27,855
                               Federal Home Loan Mortgage Corp. 1584E 53/4% due 10/15/2016                     205          203,850
                               Federal Home Loan Mortgage Corp. 1591 PE 51/2% due 11/15/2016                    65           64,695
                               Federal Home Loan Mortgage Corp. 16 PE 6% due 8/25/2015                          64           63,881
                               Federal Home Loan Mortgage Corp. 1601 PE 53/4% due 1/15/2006                     13           13,281


10


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000


                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
===================================================================================================================================
                               Federal Home Loan Mortgage Corp. 1604 E 51/2% due 3/15/2007                  $  105       $  104,477
                               Federal Home Loan Mortgage Corp. 1605 BD 6% due 4/15/2007                       270          268,007
                               Federal Home Loan Mortgage Corp. 1611 E 51/2% due 12/15/2018                     23           22,794
                               Federal Home Loan Mortgage Corp. 1614 G 5.80% due 2/15/2019                      26           26,057
                               Federal Home Loan Mortgage Corp. 1618 E 51/2% due 8/15/2005                      32           32,163
                               Federal Home Loan Mortgage Corp. 1633 PW 53/4% due 10/15/2017                    10           10,219
                               Federal Home Loan Mortgage Corp. 1638 A 51/4% due 1/15/2019                      39           39,070
                               Federal Home Loan Mortgage Corp. 1658 AC 6% due 10/15/2019                       20           19,698
                               Federal Home Loan Mortgage Corp. 1659 PE 53/4% due 5/15/2007                     79           78,143
                               Federal Home Loan Mortgage Corp. 1693 K 6% due 3/15/2001                        192          190,651
                               Federal Home Loan Mortgage Corp. 1697 PR 6% due 4/15/2006                       193          191,462
                               Federal Home Loan Mortgage Corp. 1702-A PL 5% due 10/15/2016                     23           22,571
                               Federal Home Loan Mortgage Corp. 1714 E 61/4% due 9/15/2018                     101          100,752
                               Federal Home Loan Mortgage Corp. 1752 Z 8% due 9/15/2024                         73           73,059
                               Federal Home Loan Mortgage Corp. 1822 C 61/2% due 4/15/2020                      45           45,154
                               Federal Home Loan Mortgage Corp. 1895 B 71/2% due 12/15/2023                     26           26,068
                               Federal Home Loan Mortgage Corp. 1993-170 E 53/4% due 8/25/2006                  34           33,670
                               Federal Home Loan Mortgage Corp. 1995 EM 63/8% due 8/15/2011                     46           45,422
                               Federal Home Loan Mortgage Corp. 2047 PH 6% due 9/15/2013                       129          128,046
                               Federal Home Loan Mortgage Corp. 2055 OA 6% due 12/15/2005                       32           31,405
                               Federal Home Loan Mortgage Corp. 2121 MA 6% due 3/15/2008                        85           83,990
                               Federal National Mortgage Association 1990-14 H 7.95% due 8/25/2019              38           37,989
                               Federal National Mortgage Association 1990-140 H 8.95% due 4/25/2020             12           11,908
                               Federal National Mortgage Association 1991-134 KE 7% due 5/25/2008               52           52,048
                               Federal National Mortgage Association 1992-131 H 71/2% due 6/25/2021             35           35,307
                               Federal National Mortgage Association 1992-14 H 6% due 3/25/2016                 29           29,105
                               Federal National Mortgage Association 1992-153 L 7% due 11/25/2005               27           26,585
                               Federal National Mortgage Association 1993-26 LC 71/2% due 11/25/2001           130          129,146
                               Federal National Mortgage Association 1993-117 G 61/2% due 10/25/2006            30           29,765
                               Federal National Mortgage Association 1993-120 E 6% due 11/25/2016               19           18,884
                               Federal National Mortgage Association 1993-129 D 6.10% due 6/25/2005              7            6,527
                               Federal National Mortgage Association 1993-131 D 6% due 6/25/2007               150          148,265
                               Federal National Mortgage Association 1993-134 D 5.90% due 11/25/2005            27           26,944
                               Federal National Mortgage Association 1993-135 PD 5.85% due 7/25/2005           413          410,777
                               Federal National Mortgage Association 1993-139 KB 7% due 11/25/2000              42           41,770
                               Federal National Mortgage Association 1993-141 PE 53/4% due 5/25/2017            62           62,080
                               Federal National Mortgage Association 1993-145 A 6% due 8/25/2017                95           93,370
                               Federal National Mortgage Association 1993-147 E 53/4% due 11/25/2016            10            9,694
                               Federal National Mortgage Association 1993-147 FG 7.18% due 8/25/2023            16           15,604
                               Federal National Mortgage Association 1993-155 E 5.85% due 7/25/2017             16           15,980
                               Federal National Mortgage Association 1993-165 AG 5.65% due 10/25/2021           10            9,884
                               Federal National Mortgage Association 1993-167 EA 53/4% due 2/25/2017            31           30,757
                               Federal National Mortgage Association 1993-187 SE 5.98% due 11/25/2016           34           32,197
                               Federal National Mortgage Association 1993-194 PG 5.65% due 4/25/2005           105          104,041
                               Federal National Mortgage Association 1993-196 E 51/2% due 2/25/2007             162         160,733
                               Federal National Mortgage Association 1993-206 5.65% due 5/25/2017              185          183,083
                               Federal National Mortgage Association 1993-212 C 6% due 11/25/2000               41           41,025
                               Federal National Mortgage Association 1993-221 B 51/2% due 11/25/2006            81           79,842
                               Federal National Mortgage Association 1993-227 E 51/2% due 12/25/2000           160          158,454
                               Federal National Mortgage Association 1993-248 PA 41/2% due 4/25/2023            87           85,589


                                                                                                                                 11

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000


                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
===================================================================================================================================
                               Federal National Mortgage Association 1993-25 D 7% due 10/25/2018             $   6       $    6,187
                               Federal National Mortgage Association 1993-85 PG 61/4% due 5/25/2007            163          161,048
                               Federal National Mortgage Association 1993-87 N 51/4% due 11/25/2016              5            5,085
                               Federal National Mortgage Association 1993-9 PG 7% due 12/25/2019               112          111,782
                               Federal National Mortgage Association 1993-97 E 5% due 5/25/2023                 40           39,894
                               Federal National Mortgage Association 1994-120 PD 5.85% due 12/25/2006          119          118,463
                               Federal National Mortgage Association 1994-13 PE 5.80% due 12/25/2006           129          127,765
                               Federal National Mortgage Association 1994-23 PT 51/8% due 7/25/2017             73           72,605
                               Federal National Mortgage Association 1994-28 A 51/4% due 8/25/2018              47           46,651
                               Federal National Mortgage Association 1994-32 PD 53/4% due 1/25/2007             43           42,694
                               Federal National Mortgage Association 1994-33 E 51/2% due 11/25/2007             66           65,797
                               Federal National Mortgage Association 1994-38 PE 5.90% due 10/25/2019           160          158,824
                               Federal National Mortgage Association 1994-51 PT 53/4% due 4/25/2018            119          118,227
                               Federal National Mortgage Association 1994-56 E 61/4% due 4/25/2017             147          145,851
                               Federal National Mortgage Association 1996-22 C 71/4% due 2/25/2024              25           24,735
                               Federal National Mortgage Association 1996-53 FA 6.98% due 12/25/2003            59           58,978
                               Federal National Mortgage Association 1997-30 PA 7% due 7/18/2017                 8            7,719
                               Federal National Mortgage Association 1999-54 PA 61/2% due 11/18/2010            90           89,521
                               Federal National Mortgage Association 93-214 E 51/2% due 3/25/2007               28           27,489
                               Federal National Mortgage Association G 92-8 K 71/2% due 3/25/2021               59           58,371
                               Federal National Mortgage Association G-93-11 C 6% due 1/25/2007                  9            8,548
                               Federal National Mortgage Association G92-41 K 71/2% due 1/25/2021               94           94,362
                               Federal National Mortgage Association G92-53 A 7% due 9/25/2002                  67           66,610
                               Federal National Mortgage Association G92-53 F 6.91% due 4/25/2022               52           52,815
                               Federal National Mortgage Association G93-14 G 6% due 6/25/2019                  57           56,530
                               Federal National Mortgage Association G93-32 PE 5% due 9/25/2023                 34           34,113
                               Federal National Mortgage Association G94-1 F 7.08% due 1/25/2024                90           89,346
                               Government National Mortgage Association 1995-7 E 71/2% due 11/16/2019          127          126,428
                               Government National Mortgage Association 1996-26 B 7% due 12/16/2020             52           52,116
                               Total                                                                                      7,213,093
--------------------------------------------------------------------------------------------------------------------------=========
Agency Commercial              Federal National Mortgage Association
Mortgage-Backed Securities     61/2% due 4/1/2003                                                               187         180,176
2.78%                          6.78% due 4/1/2004                                                                63          60,821
                               7.25% due 9/1/2003                                                                33          32,508
                               7.28% due 10/1/2003                                                               57          55,925
                               7.31% due 7/1/2003                                                                68          66,383
                               Total                                                                                        395,813
                               ------------------------------------------------------------------------------------------==========
                               Total Long-Term Investments (Cost $18,065,857)                                            17,929,828
-------------------------------------------------------------------------------------------------------------------------==========
Short-Term Investment 12.04%
-----------------------------------------------------------------------------------------------------------------------------------
                               Federal Home Loan Bank Discount Note 6.30% due 6/1/2000 (Cost $1,715,000)      1,715       1,715,000
                               ------------------------------------------------------------------------------------------==========
                               Total Investments 137.90% (Cost $19,780,857)                                              19,644,828
===================================================================================================================================
Other Assets, Less Liabilities (37.90)%
===================================================================================================================================
Cash                                                                                                                         16,700
-------------------------------------------------------------------------------------------------------------------------==========
Receivables for:               Securities sold                                                                            4,724,412
                               Interest                                                                                     135,752
                               Capital shares sold                                                                           23,912
                               Other                                                                                        104,294
                               Total Other Assets                                                                         5,005,070
-------------------------------------------------------------------------------------------------------------------------==========


12


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES MAY 31, 2000


-----------------------------------------------------------------------------------------------------------------------------------
Payables for:                  Securities purchased                                                                     $10,173,209
                               Capital shares reacquired                                                                     99,798
                               Dividends                                                                                     16,574
                               Other                                                                                        114,249
                               Total Liabilities                                                                         10,403,830
------------------------------------------------------------------------------------------------------------------------===========
                               Total Other Assets, Less Liabilities                                                      (5,398,760)
===================================================================================================================================
Net Assets 100.00%                                                                                                      $14,246,068
------------------------------------------------------------------------------------------------------------------------===========
                               Class A  Shares-Net  asset  value  ($9,692,048  /
                               2,241,148  shares   outstanding)   $4.32  Maximum
                               offering price (net asset value plus sales charge
                               of 3.25% of the offering price)                                                               $4.47
                               Class C Shares-Net asset value ($4,554,020 / 1,055,077 shares outstanding)                    $4.32

                               See Notes to Financial Statements.



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               BALANCED SERIES MAY 31, 2000

                               Investments                                                                 Shares           Value
===================================================================================================================================
Investments in Mutual Funds 99.24%
===================================================================================================================================
                               Lord Abbett Affiliated Fund, Inc.-Class Y                                  3,483,318    $ 53,503,766
                               Lord Abbett Bond-Debenture Fund, Inc.-Class Y                              5,880,445      50,160,195
                               Total Investments in Mutual Funds (Cost $107,418,374)                                    103,663,961
-----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities .76%                                                                               797,582
===================================================================================================================================
Net Assets 100.00%                                                                                                     $104,461,543
-----------------------------------------------------------------------------------------------------------------------============
                               Class A  Shares-Net  asset value  ($74,397,421  / 6,387,740  shares   outstanding)            $11.65
                               Maximum offering price (net asset value plus sales charge of 5.75% of the offering price)     $12.36
                               Class B Shares-Net asset value ($14,660,134 / 1,260,516 shares outstanding)                   $11.63
                               Class C Shares-Net asset value ($15,403,988 / 1,325,545 shares outstanding)                   $11.62

                               See Notes to Financial Statements.



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               HIGH YIELD FUND MAY 31, 2000

                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments 91.18%
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Bonds 3.01%
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasters 1.21%             Fox/Liberty Networks LLC Zero Coupon due 2007*                              $  485        $  384,362
-------------------------------------------------------------------------------------------------------------------------==========
Cable TV .33%                  Fundy Cable Ltd. 11% due 2005 (F)                                              100           106,625
-------------------------------------------------------------------------------------------------------------------------==========
Energy 1.47%                   Gulf Canada Resources Ltd. 8.35% due 2006 (F)                                  478           466,686
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investment Grade Corporate Bonds (Cost $969,744)                                       957,673
===================================================================================================================================
High-Yield Corporate Debt 84.11%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines 1.31%                 America West Airlines Inc. 103/4% due 2005                                     450           416,250
--------------------------------------------------------------------------------------------------------------------------=========
Automotive 4.76%               Accuride Corp. 91/4% due 2008                                                  500           427,500
                               Collins & Aikman Products Co. 111/2% due 2006                                  250           238,750
                               Dura Operating Corp. 9% due 2009                                               350           306,250



                                                                                                                                 13


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               HIGH YIELD FUND MAY 31, 2000

                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Oshkosh Truck Corp. 83/4% due 2008                                          $  325        $  303,063
                               Tenneco Automotive, Inc. 115/8% due 2009                                       250           236,250
                               Total                                                                                      1,511,813
-------------------------------------------------------------------------------------------------------------------------==========
Broadcasters 4.90%             Allbritton Communications Co. 93/4% due 2007                                   500           465,000
                               Interep National Radio Sales, Inc. 10% due 2008                                250           226,250
                               Sinclair Broadcasting Group, Inc. 10% due 2005                                 700           651,000
                               TV Azteca SA de CV 101/2% due 2007 (F)                                         250           215,000
                               Total                                                                                      1,557,250
-------------------------------------------------------------------------------------------------------------------------==========
Building Materials .73%        Nortek, Inc. 91/8% due 2007                                                    250           230,625
-------------------------------------------------------------------------------------------------------------------------==========
Cable TV 12.62%                CSC Holdings, Inc. 91/4% due 2005                                              250           246,250
                               Charter Communications Holdings 10% due 2009+                                  350           320,250
                               Charter Communications LLC Zero Coupon due 2011*                               500           261,250
                               EchoStar DBS Corp. 93/8% due 2009                                              500           472,500
                               FrontierVision Holdings Capital Zero Coupon due 2007*                          500           425,000
                               Globo Communicacoes Participacos Ltd. 105/8% due 2008+ (F)                     250           191,250
                               NTL Communications Corp. Zero Coupon due 2008* (F)                             500           323,750
                               NTL Communications Corp. 10% due 2007 (F)                                      500           482,500
                               Telewest Communications plc Zero Coupon due 2009* (F)                          500           277,500
                               Telewest Communications plc 97/8% due 2010+ (F)                                450           434,250
                               United Pan-Europe Communications NV Zero Coupon due 2009* (F)                  700           318,500
                               United Pan-Europe Communications NV 111/4% due 2009+ (F)                       300           256,500
                               Total                                                                                      4,009,500
--------------------------------------------------------------------------------------------------------------------------=========
Chemicals 3.54%                Huntsman Corp. 91/2% due 2007+                                                 250           225,000
                               Huntsman ICI Chemicals LLC 101/8% due 2009 (F)                                 250           248,750
                               Lyondell Chemical Co. 95/8% due 2007                                           250           243,438
                               NL Industries, Inc. 113/4% due 2003                                            150           154,687
                               Sovereign Specialty Chemicals, Inc. 117/8% due 2010+                           250           252,500
                               Total                                                                                      1,124,375
--------------------------------------------------------------------------------------------------------------------------=========
Consumer Products .78%         Rayovac Corp. 101/4% due 2006                                                  107           110,210
                               Riddell Sports, Inc. 101/2% due 2007                                           175           137,375
                               Total                                                                                        247,585
--------------------------------------------------------------------------------------------------------------------------=========
Containers 2.56%               Portola Packaging, Inc. 103/4% due 2005                                        100            86,000
                               Stone Container Corp. 103/4% due 2002                                          250           256,875
                               US Can Corp. 101/8% due 2006                                                   450           469,688
                               Total                                                                                        812,563
--------------------------------------------------------------------------------------------------------------------------=========
Diversified Media 2.04%        Ackerley Group, Inc. 9% due 2009                                               500           452,500
                               Lamar Media Corp. 95/8% due 2006                                               200           198,000
                               Total                                                                                        650,500
--------------------------------------------------------------------------------------------------------------------------=========
Electric Utilities .11%        AEI Holding Co. 101/2% due 2005+                                               250            36,250
--------------------------------------------------------------------------------------------------------------------------=========
Energy 2.59%                   Chesapeake Energy Corp. 95/8% due 2005                                         350           337,750
                               Cross Timbers Oil Co. 91/4% due 2007                                           250           237,500
                               HS Resources, Inc. 97/8% due 2003                                              250           247,500
                               Total                                                                                        822,750
--------------------------------------------------------------------------------------------------------------------------=========
Food 3.97%                     Del Monte Foods Co. Zero Coupon due 2007*                                    1,000           762,500
                               Doane Pet Care Co. 93/4% due 2007                                              245           214,375
                               Leiner Health Products, Inc. 95/8% due 2007                                    225           168,188
                               Twin Laboratories, Inc. 101/4% due 2006                                        119           115,430
                               Total                                                                                      1,260,493
--------------------------------------------------------------------------------------------------------------------------=========


14


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               HIGH YIELD FUND MAY 31, 2000

                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Gaming 2.98%                   Aztar Corp. 87/8% due 2007                                                  $  250        $  231,250
                               Mohegan Tribal Gaming Authority 83/4% due 2009                                 500           473,125
                               Park Place Entertainment Corp. 93/8% due 2007+                                 250           243,125
                               Total                                                                                        947,500
-------------------------------------------------------------------------------------------------------------------------==========
Healthcare .74%                Tenet Healthcare Corp. 85/8% due 2007                                          250           235,625
-------------------------------------------------------------------------------------------------------------------------==========
Homebuilders 1.08%             D. R. Horton, Inc. 10% due 2006                                                350           344,750
-------------------------------------------------------------------------------------------------------------------------==========
Paper 3.44%                    Indah Kiat International Finance Co. 121/2% due 2006 (F)                       150            97,500
                               Packaging Corp. 95/8% due 2009                                                 500           492,500
                               Tembec Finance Corp. 97/8% due 2005 (F)                                        500           503,750
                               Total                                                                                      1,093,750
--------------------------------------------------------------------------------------------------------------------------=========
Publishing/Printing 1.45%      R.H. Donnelly, Inc. 91/8% due 2008                                             500           462,500
--------------------------------------------------------------------------------------------------------------------------=========
Retail .45%                    Amazon.Com, Inc. Zero Coupon due 2008*                                         250           143,750
--------------------------------------------------------------------------------------------------------------------------=========
Services 2.74%                 Avis Group Holdings, Inc. 11% due 2009                                         250           255,625
                               Iron Mountain, Inc. 101/8% due 2006                                            630           614,250
                               Total                                                                                        869,875
--------------------------------------------------------------------------------------------------------------------------=========
Steel/Metals 2.03%             Armco, Inc. 9% due 2007                                                        400           378,000
                               Republic Technologies International, LLC 133/4% due 2009                       200            25,250
                               WCI Steel, Inc. 10% due 2004                                                   250           241,250
                               Total                                                                                        644,500
--------------------------------------------------------------------------------------------------------------------------=========
Technology 6.85%               Exodus Communications, Inc. 103/4% due 2009                                    400           396,000
                               Fisher Scientific International, Inc. 9% due 2008                              250           225,000
                               Globix Corp. 121/2% due 2010+                                                  250           217,500
                               L-3 Communications Corp. 103/8% due 2007                                       500           503,750
                               Verio, Inc. 105/8% due 2009+                                                   250           276,250
                               Verio, Inc. 111/4% due 2008                                                    500           557,500
                               Total                                                                                      2,176,000
--------------------------------------------------------------------------------------------------------------------------=========
Telecommunications 22.20%      AMSC Acquisition Co., Inc. 121/4% due 2008                                     150            94,125
                               Clearnet Communications, Inc. Zero Coupon due 2009* (F)                        500           290,000
                               GST Network Funding, Inc. Zero Coupon due 2008                                 150            66,375
                               Global Crossing Holdings Ltd. 91/8% due 2006+ (F)                              500           472,500
                               ICG Holdings, Inc. Zero Coupon due 2005*                                       500           477,500
                               Intermedia Communications, Inc. Zero Coupon due 2007*                          250           186,250
                               Intermedia Communications, Inc. Zero Coupon due 2009*                          200           112,500
                               KPNQwest BV 81/8% due 2009 (F)                                                 250           228,750
                               Level 3 Communications, Inc. 11% due 2008+                                     500           478,750
                               Logix Communications Enterprises, Inc. 121/4% due 2008                         250           100,625
                               McLeod USA, Inc. 91/2% due 2008                                                250           233,750
                               Metromedia Fiber Network, Inc. 10% due 2009                                    300           286,500
                               Nextel Communications, Inc. 93/8% due 2009                                     250           237,500
                               Nextel Communications, Inc. Zero Coupon due 2008*                              500           353,750
                               Nextlink Communications, Inc. Zero Coupon due 2009*                            300           172,500
                               Nextlink Communications, Inc. 103/4% due 2008                                  300           288,750
                               RSL Communications plc 12% due 2008 (F)                                        300           223,500
                               SBA Communications Corp. Zero Coupon due 2008*                                 250           170,625
                               Slovak Wireless Finance Co. 111/4% due 2007+ (F)                           EUR 150           139,122
                               Teligent, Inc. 111/2% due 2007                                                 250           192,500
                               Versatel Telecommunications 117/8% due 2009 (F)                                250           222,500
                               Viatel, Inc. 111/4% due 2008                                                   500           390,000


                                                                                                                                15

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               HIGH YIELD FUND MAY 31, 2000

                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Voicestream Wire Co. 103/8% due 2009+                                       $  300        $  305,250
                               Western Wireless Corp. 101/2% due 2006                                         500           512,500
                               Williams Communications Group, Inc. 107/8% due 2009                            350           352,625
                               Winstar Communications, Inc. 121/2% due 2008+                                  500           467,500
                               Total                                                                                      7,056,247
-------------------------------------------------------------------------------------------------------------------------==========
Textiles .24%                  Levi Strauss & Co. 6.80% due 2003+                                             100            75,500
-------------------------------------------------------------------------------------------------------------------------==========
                               Total High-Yield Corporate Debt (Cost $29,427,107)                                        26,729,951
===================================================================================================================================
Convertible Debt 3.13%
===================================================================================================================================
Cable TV .50%                  EchoStar Communications Corp. 47/8% due 2007+                                  150           158,835
-------------------------------------------------------------------------------------------------------------------------==========
Energy 1.01%                   Kerr-McGee Corp. 51/4% due 2010                                                175           204,750
                               Parker Drilling Co. 51/2% due 2004                                             150           114,750
                               Total                                                                                        319,500
-------------------------------------------------------------------------------------------------------------------------==========
Technology .74%                Cypress Semiconductor Corp. 4% due 2005                                        100           116,226
                               Exodus Communications Inc. 43/4% due 2008                                      100           117,477
                               Total                                                                                        233,703
-------------------------------------------------------------------------------------------------------------------------==========
Telecommunications .88%        Colt Telecom Group plc 2% due 2007+ (F)                                     EUR150           115,584
                               Versatel Telecom BV 4% due 2005 (F)                                         EUR200           166,291
                               Total                                                                                        281,875
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Convertible Debt (Cost $1,054,825)                                                     993,913
===================================================================================================================================
Convertible-Preferred Stocks and Warrants .93%                                                               Shares
===================================================================================================================================
Cable TV .40%                  UnitedGlobalCom 7% Conv. Pfd. (F)                                              2,000         129,000
-----------------------------------------------------------------------------------------------------------------------------------
Steel/Metals .00%              Republic Technology Warrants expiring 2009**                                    200                1
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications .53%        Motient Corp. Warrants expiring 2008**+                                         150            3,787
                               Alliant Energy Resources 71/4%*** Conv. Pfd.+                                 2,400          164,090
                               Total                                                                                        167,877
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Convertible-Preferred Stocks and Warrants (Cost $170,202)                              296,878
===================================================================================================================================
                               Total Long-Term Investments (Cost $31,621,878)                                            28,978,415
===================================================================================================================================
                                                                                                   Principal Amount
Short-Term Investments 6.14%                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------------
                               Associates Corp. 6.77% due 6/1/2000                                           $1,420       1,420,000
                               Prudential Funding Corp. 6.75% due 6/1/2000                                      530         530,000
                               Total Short-Term Investments (Cost $1,950,000)                                             1,950,000
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments 97.32% (Cost $33,571,878)                                               30,928,415
===================================================================================================================================
Cash                                                                                                                        132,342
-------------------------------------------------------------------------------------------------------------------------==========
Receivables for:               Securities sold                                                                            2,002,856
                               Interest                                                                                     663,300
                               Capital shares sold                                                                           80,069
                               Unrealized appreciation on foreign currency contracts                                          5,925
                               Other                                                                                         77,343
                               Total Other Assets                                                                         2,961,835
-------------------------------------------------------------------------------------------------------------------------==========
Payables for:                  Securities purchased                                                                       1,993,798
                               Capital shares reacquired                                                                    115,796
                               Total Liabilities                                                                          2,109,594
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Other Assets, Less Liabilities                                                         852,241
-------------------------------------------------------------------------------------------------------------------------==========


16


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               HIGH YIELD FUND MAY 31, 2000


                                                                                                          Principal
                                                                                                             Amount
                               Investments                                                                    (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                      $31,780,656
-----------------------------------------------------------------------------------------------------------------------------------
                               Class A  Shares-Net  asset value  ($16,951,539  / 1,859,581  shares   outstanding)            $9.12
                               Maximum offering price (net asset value plus sales charge of 4.75% of the offering price)     $9.57
                               Class B Shares-Net asset value ($8,447,479 / 928,816 shares outstanding)                      $9.09
                               Class C Shares-Net asset value ($6,380,535 / 701,292 shares outstanding)                      $9.10
                               Class Y Shares-Net asset value ($1,103 / 121.073 shares outstanding)                          $9.11

                              *Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
                             **Non-income producing security.
                            ***Represents current coupon rate. Coupon rate decreases over time.
                              +Restricted security under Rule 144A.
                            (F)Foreign issuer.
                               See Notes to Financial Statements.


                               STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                                     Six Months Ended May 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Limited Duration
                                                                        U.S. Government    U.S. Government   Balanced   High Yield
Investment Income                                                     Securities Series  Securities Series   Series         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Income        Interest                                                     $ 49,382,619       $ 485,576    $   1,088  $ 1,544,771
              Dividends                                                               -               -    2,769,464       11,225
              Total income                                                   49,382,619         485,576    2,770,552    1,555,996
-----------------------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                  3,491,392          38,541      389,405       94,552
              Management fee waived                                                   -         (38,541)    (389,405)     (94,552)
              12b-1 distribution plan-Class A                                 2,248,603               -      134,882       34,334
              12b-1 distribution plan-Class B                                   151,715               -       69,333       43,222
              12b-1 distribution plan-Class C                                   519,925          23,588       78,783       33,250
              Shareholder servicing                                           1,106,140           9,571      121,688       16,168
              Reports to shareholders                                           148,074           1,856       10,094        4,141
              Professional                                                       77,612           5,969        9,617        3,200
              Trustees' fees                                                     29,816             206        1,738          145
              Registration                                                       30,082          12,276       30,167       14,545
              Other                                                             143,615           2,459           10        1,228
              Total expenses before reductions
               and reimbursements                                             7,946,974          55,925      456,312      150,233
-----------------------------------------------------------------------------------------------------------------------------------
              Expenses assumed by Lord Abbett                                         -         (12,276)           -      (39,427)
              Expenses assumed by Underlying Funds                                    -               -     (170,898)          -
              Expenses reductions                                              (163,792)         (5,664)      (2,416)           -
-----------------------------------------------------------------------------------------------------------------------------------
              Net expenses                                                    7,783,182          37,985      282,998      110,806
-----------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                          41,599,437         447,591    2,487,554    1,445,190
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment and foreign
     currency transactions                                                  (19,529,281)       (199,990)    (190,038)    (173,355)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
of investments and foreign currency holdings                                 (8,011,391)         58,206      129,338   (1,825,924)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
     foreign currency transactions                                          (27,540,672)       (141,784)     (60,700)  (1,999,279)
-----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
      Resulting from Operations                                            $ 14,058,765       $ 305,807   $2,426,854  $  (554,089)
-----------------------------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements.

      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                        12/31/1998*
                                                                                                                           through
                                Six Months Ended May 31, 2000 (unaudited)             Year Ended November 30, 1999       11/30/1999
---------------------------------------------------------------------------   -----------------------------------------------------

                                       Limited                                                Limited
                        U.S.           Duration                                U.S.           Duration
                        Government     U.S. Government                         Government     U.S. Government
Increase (Decrease)     Securities     Securities      Balanced  High Yield    Securities     Securities      Balanced    High Yield
in Net Assets           Series         Series           Series      Fund       Series         Series            Series          Fund
---------------------------------------------------------------------------   -----------------------------------------------------
Operations
Net investment income     $ 41,599,437   $ 447,591   $ 2,487,554  $ 1,445,190  $ 102,421,267    $ 847,235 $ 3,574,568   $ 1,688,286
Capital gains received
from Underlying Funds             --          --            --           --            --           --      5,313,805          --

Net realized gain (loss)
from investment and
foreign currency
transactions               (19,529,281)   (199,990)     (190,038)    (173,355)   (42,249,816)    (240,747)    302,422      (301,197)

Net change in
unrealized
appreciation/
depreciation
of investments
and foreign
currency holdings           (8,011,391)     58,206       129,338   (1,825,924)   (83,086,441)    (289,099) (2,306,194)     (811,614)

Net increase (decrease)
in net assets resulting
from operations             14,058,765     305,807     2,426,854     (554,089)   (22,914,990)     317,389   6,884,601       575,475
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from net
investment income:

Class A                    (40,924,716)   (259,751)   (1,955,407)    (788,823)   (97,345,650)    (472,868) (2,628,685)     (876,233)
Class B                       (880,565)          -      (313,369)    (401,828)    (1,803,475)           -    (356,628)     (430,430)
Class C                     (3,175,498)   (102,333)     (355,334)    (308,556)    (7,819,153)    (260,051)   (401,107)     (348,682)
Class Y                             -            -             -          (59)            -            -           -            (61)

     Total                 (44,980,779)   (362,084)   (2,624,110)  (1,499,266)  (106,968,278)    (732,919) (3,386,420)   (1,655,406)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from
net realized gain
from investment
transactions:

Class A                           -           -       (3,953,078)       -           -                -     (4,050,949)         -
Class B                           -           -         (723,062)       -           -                -       (489,278)         -
Class C                           -           -         (840,055)       -           -                -       (712,935)         -
Class Y                           -           -                -        -           -                -              -          -

Total                             -           -       (5,516,195)       -           -                -     (5,253,162)         -
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions        (44,980,779)   (362,084)   (8,140,305)  (1,499,266)  (106,968,278)   (732,919)   (8,639,582)  (1,655,406)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share
transactions:
Net proceeds
from sales
of shares                   28,038,632   3,931,411    16,067,066    8,639,821    172,166,389   17,365,011   48,045,051   34,490,372

Net asset value of
shares issued in
reinvestment of
dividends and
distributions               25,353,860     195,738     7,902,239      995,027     60,370,240      408,519    8,333,627    1,171,760

     Total                  53,392,492   4,127,149    23,969,305    9,634,848    232,536,629   17,773,530   56,378,678   35,662,132
-----------------------------------------------------------------------------------------------------------------------------------
Cost of
shares reacquired         (232,488,505) (6,073,831)  (13,924,778)  (4,489,808)  (499,467,543) (12,108,778) (12,167,934)  (5,893,230)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets derived
from capital share
transactions              (179,096,013) (1,946,682)   10,044,527   5,145,040    (266,930,914)   5,664,752   44,210,744   29,768,902
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets             (210,018,027) (2,002,959)    4,331,076   3,091,685    (396,814,182)   5,249,922   42,455,763   28,688,971
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
  Beginning of period    1,505,590,072  16,249,027   100,130,467  28,688,971   1,902,404,254   10,999,805   57,674,704           -
-----------------------------------------------------------------------------------------------------------------------------------
  End of period+        $1,295,572,045 $14,246,068  $104,461,543 $31,780,656  $1,505,590,072  $16,249,027  $100,130,467 $28,688,971
====================================================================================================================================

     *    Commencement of operations.
     + Including undistributed (overdistributed) net investment income of $(10,320,273), $251,743, $91,647 and $(21,196), respectively, as of
          May  31,  2000  and  $(6,938,931),  $166,236,  $228,203  and  $32,880,
          respectively, as of November 30, 1999.
          See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES SERIES

                                                                                                                     Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                                     Ended
                                              May 31, 2000                                       Year Ended November 30,
Per Share Operating Performance:               (unaudited)         1999        1998           1997          1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $2.45            $2.64         $2.59         $2.63          $2.73        $2.59
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                        .07(d)           .15(d)        .17(d)        .20(d)         .215         .235
      Net realized and unrealized gain
          (loss) on investments                   (.04)            (.18)          .05          (.03)          (.105)        .136

      Total from investment operations             .03             (.03)          .22           .17            .11          .371
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income        (.08)            (.16)         (.17)         (.21)          (.210)       (.231)
      Distribution from net realized gain            --              --            --             --            --           --

      Total distributions                         (.08)            (.16)         (.17)         (.21)          (.210)       (.231)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $2.40            $2.45         $2.64         $2.59          $2.63        $2.73
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                    .79%(c)        (.72)%(c)      8.86%         6.67%          4.41%       14.89%
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses                                     .54%(c)(e)      1.02%(e)      0.96%(e)      0.92%(e)       0.88%        0.90%
      Net investment income                       3.02%(c)         6.07%(c)      6.36%         7.82%          8.12%        8.85%
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Class B Shares                                        Class C Shares
                      ---------------------------------------------------------  --------------------------------------------------

                        Six Months                      Year                    Six Months                     Year
Per Share                    Ended                      Ended     8/1/1996(a)        Ended                     Ended    7/15/1996(a)
Operating             May 31, 2000                   November 30,     to      May 31, 2000                 November 30,     to
Performance:          (unaudited)      1999     1998    1997      11/30/1996  (unaudited)    1999    1998     1997     11/30/1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period         $2.45      $2.64     $2.58     $2.63     $2.57       $2.45      $2.65    $2.59     $2.63      $2.55
-----------------------------------------------------------------------------------------------------------------------------------
 Income from
 investment operations

 Net investment income        .07(d)     .14(d)    .14     .18(d)      .063        .07(d)     .14(d)   .15(d)    .18(d)     .066

 Net realized
   and unrealized
   gain (loss)
   on investments            (.05)      (.19)      .07      (.04)      .060       (.05)      (.20)     .06      (.03)       .085

   Total from
   investment
   operations                 .02       (.05)      .21       .14       .123        .02       (.06)     .21       .15        .151
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions
   Dividends from net
   investment income         (.07)      (.14)     (.15)     (.19)     (.063)      (.07)      (.14)    (.15)     (.19)      (.071)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period             $2.40      $2.45     $2.64     $2.58     $2.63       $2.40      $2.45    $2.65     $2.59      $2.63
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)               .86%(c)  (1.43)%    8.49%     5.47%     5.45%(c)     .85%(c)  (1.80)%   8.47%     5.86%      6.49%(c)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
    Net Assets:
      Expenses            .86%(c)(e)    1.69%(e)  1.66%(e)  1.64%(e)  0.48%(c)   .84%(c)(e)    1.64%(e) 1.62%(e)  1.55%(e) 0.60%(c)
    Net investment
    income               2.70%(c)       5.33%(c)  5.36%     6.77%     2.21%(c)  2.73%(c)       5.46%(c) 5.69%     7.25%    2.60%(c)
-----------------------------------------------------------------------------------------------------------------------------------


                                                  Six Months
                                                       Ended
                                                May 31, 2000                                                 Year Ended November 30,
Supplemental Data for All Classes:               (unaudited)          1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)            $1,295,572       $1,505,590   $1,902,404    $2,286,412     $2,907,291   $3,272,865
      Portfolio turnover rate                       198.84%          396.37%       399.64%       712.82%       820.59%     544.31%
-----------------------------------------------------------------------------------------------------------------

    (a) Commencement of offering respective class shares.
    (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (c) Not annualized.
    (d) Calculated using average shares outstanding during the period.
    (e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES SERIES

                                                               Class B Shares                                        Class C Shares
------------------------------------------------------------------------------  ---------------------------------------------------
                          Six Months                      Year                  Six Months                    Year
                               Ended                      Ended    8/1/1996(a)       Ended                    Ended    7/15/1996(a)
Per Share               May 31, 2000                   November 30,    to       May 31, 2000              November 30,         to
Operating Performance:   (unaudited)      1999     1998    1997    11/30/1996   (unaudited)    1999     1998     1997  11/30/1996
------------------------------------------------------------------------------  ---------------------------------------------------
Net asset value,
beginning of period        $2.45         $2.64     $2.58    $2.63    $2.57       $2.45        $2.65    $2.59     $2.63     $2.55
------------------------------------------------------------------------------  ---------------------------------------------------
   Income from
     investment
     operations

   Net investment
     income                  .07(d)        .14(d)    .14(d)   .18(d)   .063        .07(d)       .14(d)   .15(d)    .18(d)    .066

   Net realized
    and unrealized
    gain (loss)
    on investments          (.05)         (.19)      .07     (.04)     .060       (.05)        (.20)     .06      (.03)      .085

   Total from
   investment operations     .02          (.05)      .21      .14      .123        .02         (.06)     .21       .15       .151
------------------------------------------------------------------------------  ---------------------------------------------------
    Distributions
    Dividends from net
    investment income       (.07)         (.14)     (.15)    (.19)    (.063)      (.07)        (.14)    (.15)     (.19)     (.071)
------------------------------------------------------------------------------  ---------------------------------------------------
Net asset value,
 end of period             $2.40         $2.45     $2.64    $2.58    $2.63       $2.40        $2.45    $2.65     $2.59     $2.63
------------------------------------------------------------------------------  ---------------------------------------------------

Total Return(b)              .86%(c)     (1.43)%    8.49%    5.47%    5.45%(c)     .85%(c)    (1.80)%   8.47%     5.86%     6.49%(c)
------------------------------------------------------------------------------  ----------------------------------------------------
    Ratios to Average
     Net Assets:
     Expenses                .86%(c)(e)   1.69%(e)  1.66%(e) 1.64%(e) 0.48%(c)     .84%(c)(e)  1.64%(e) 1.62%(e)  1.55%(e)  0.60%(c)
     Net investment
      income                2.70%(c)      5.33%(c)  5.36%    6.77%    2.21%(c)    2.73%(c)     5.46%(c) 5.69%     7.25%     2.60%(c)
------------------------------------------------------------------------------  ----------------------------------------------------


                                                        Six Months
                                                             Ended
                                                       May 31, 2000                                         Year Ended November 30,
Supplemental Data for All Classes:                      (unaudited)      1999          1998          1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)                    $1,295,572   $1,505,590   $1,902,404    $2,286,412  $2,907,291   $3,272,865
      Portfolio turnover rate                               198.84%      396.37%       399.64%       712.82%    820.59%      544.31%
------------------------------------------------------------------------------------------------------------------------------------

    (a) Commencement of offering respective class shares.
    (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (c) Not annualized.
    (d) Calculated using average shares outstanding during the period.
    (e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

      FINANCIAL HIGHLIGHTS
      LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

                                                                                                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                      Six Months                                  Year         One
                                           Ended                                 Ended        Month
                                    May 31, 2000                           November 30,        Ended                   Year Ended
Per Share Operating Performance:     (unaudited)      1999           1998         1997    11/30/1996     10/31/1996    10/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $4.34           $4.46        $4.40        $4.42          $4.39          $4.53       $4.44
------------------------------------------------------------------------------------------------------------------------------------
   Income from
    investment operations
   Net investment income                  .13(e)          .27(e)       .26(e)       .25(e)         .0174          .1912       .2316
   Net realized and unrealized gain
    (loss) on investments                (.03)           (.15)         .04         (.02)           .0333         (.0751       .1017
   Total from investment operations       .10             .12          .30          .23            .0507          .1161       .3333
------------------------------------------------------------------------------------------------------------------------------------
   Distributions
   Dividends from net investment income  (.12)           (.24)        (.24)        (.25)          (.0207)        (.2561      (.2433)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $4.32           $4.34        $4.46        $4.40          $4.42          $4.39       $4.53
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                          2.36%(c)        3.05%        7.06%        5.46%          1.15%(c)       2.67%       8.16%
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses, including waiver
    and reimbursements                    .13%(c)(d)      .32%(d)     0.47%(d)     0.51%(d)       0.11%(c)       1.81%       1.40%
   Expenses, excluding waiver
    and reimbursements                    .46%(c)(d)     1.00%(d)     1.38%(d)     1.40%(d)       0.13%(c)       2.73%       1.71%
   Net investment income                 3.06%(c)        6.21%(c)     5.86%        5.81%          0.41%(c)       4.58%       5.62%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                             Six Months
                                                  Ended                               Year Ended        One Month       7/15/1996(a)
                                           May 31, 2000                             November 30,            Ended                 to
Per Share Operating Performance:            (unaudited)        1999        1998             1997       11/30/1996         10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $4.33           $4.47        $4.40        $4.42          $4.39          $4.34
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                       .11(e)          .23(e)       .22(e)       .21(e)         .0138          .0667
      Net realized and unrealized gain
       (loss) on investments                     (.02)           (.17)         .05         (.02)           .0342          .0515

      Total from investment operations            .09             .06          .27          .19            .0480          .1182
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income       (.10)           (.20)        (.20)        (.21)          (.0180)        (.0682)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $4.32           $4.33        $4.47        $4.40          $4.42          $4.39
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                  2.07%(c)        1.33%(c)     6.23%        4.45%          1.09%(c)       2.98%(c)
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver
       and reimbursements                         .59%(c)(d)     1.29%(d)     1.35%(d)     1.44%(d)       0.19%(c)       0.69%(c)
      Expenses, excluding waiver
       and reimbursements                         .92%(c)(d)     1.97%(d)     2.26%(d)     2.32%(d)       0.21%(c)       0.77%(c)
      Net investment income                      2.61%(c)        5.30%(c)     4.94%        4.84%          0.33%(c)       1.26%(c)
------------------------------------------------------------------------------------------------------------------------------------


                                        Six Months
                                             Ended                                Year Ended           One
                                           May 31, 2000                         November 30,   Month Ended                Year Ended
Supplemental Data for AllClasses:      (unaudited)          1999         1998          1997     11/30/1996   10/31/1996   10/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)      $14,246       $16,249      $11,000       $10,276       $12,696      $12,735      $8,922
      Portfolio turnover rate               191.84%       310.16%      346.67%       343.53%       175.98%      340.62%     222.00%
-----------------------------------------------------------------------------------------------------------------------------------

    (a) Commencement of offering respective class shares.
    (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (c) Not annualized.
    (d) The ratio includes expenses paid through an expense offset arrangement.
    (e) Calculated using average shares outstanding during the period.
        See Notes to Financial Statements.

      FINANCIAL HIGHLIGHTS
      BALANCED SERIES

                                                                                                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                         Year Ended      One Month
                                       May 31, 2000                        November 30,         Ended    Year Ended  12/27/1994(a)
Per Share Operating Performance:        (unaudited)        1999        1998       1997     11/30/1996    10/31/1996  to 10/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $12.34           $12.87        $12.80        $11.81      $11.30         $10.71    $9.52
-----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations
 Net investment income                     .29(e)           .54(e)        .54(e)        .47(e)      .0312          .472     .365
 Net realized and unrealized
  gain on investments                       --              .61           .40          1.15         .5208          .732    1.185

 Total from investment operations          .29             1.15           .94          1.62         .552          1.204    1.55
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions
 Dividends from net investment income     (.31)            (.54)         (.52)         (.46)       (.0420)        (.462)   (.36)
 Distributions from net realized gain     (.67)           (1.14)         (.35)         (.17)          --          (.152)     --

 Total distributions                      (.98)           (1.68)         (.87)         (.63)       (.0420)        (.614)   (.36)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.65           $12.34        $12.87        $12.80      $11.81         $11.30   $10.71
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                           2.45%(c)        10.01%(c)      7.69%        14.24%       4.89%(c)      11.55%   16.32%(c)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
 Expenses, including waiver
   and reimbursements                      .18%(c)(f)       .25%(f)      0.27%(f)      1.10%(f)    0.07%(c)       0.93%    0.37%(c)
 Expenses, excluding waiver
   and reimbursements                      .72%(c)(f)      1.30%(f)(g)   1.13%(f)(g)    .53%(f)    0.11%(c)       1.59%    1.26%(c)
 Net investment income                    2.48%(c)         4.41%(c)      4.28%         3.89%       0.26%(c)       4.18%    4.39%(c)
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Class B Shares
------------------------------------------------------------------------


                             Six Months
                                  Ended               5/1/1998(d)
Per Share                  May 31, 2000                      to
Operating Performance:      (unaudited)     1999      11/30/1998
------------------------------------------------------------------------
Net asset value,
beginning of period           $12.32       $12.86           $13.14
------------------------------------------------------------------------
   Income from investment
     operations
   Net investment income         .25(e)       .52(e)           .25(e)

   Net realized
   and unrealized
   gain on investments            --          .52             (.28)

   Total from investment
    operations                   .25         1.04             (.03)
------------------------------------------------------------------------
   Distributions

   Dividends from net
    investment income           (.27)        (.44)            (.25)

   Distributions from
     net realized gain          (.67)       (1.14)              --

   Total distributions          (.94)       (1.58)            (.25)
------------------------------------------------------------------------
Net asset value,
  end of period               $11.63       $12.32           $12.86
------------------------------------------------------------------------

Total Return(b)                 2.07%(c)     9.03%       (0.16)%(c)
------------------------------------------------------------------------
  Ratios to Average
  Net Assets:
  Expenses, including
    waiver and
   reimbursements                .50%(c)(f)  1.00%(f)        (0.61%(c)(f)
  Expenses, excluding
    waiver and
    reimbursements              1.04%(c)(f)  2.05%(f)(g)      1.37%(c)(f)(g)
  Net investment income         2.18%(c)     4.28%            1.98%(c)
--------------------------------------------------------------------------------


                                                                                                              Class C Shares
---------------------------------------------------------------------------------------------------------------------------


                              Six Months
                              Ended                                          Year Ended         One Month    7/15/1996(d)
Per Share                   May 31, 2000                                     November 30,        Ended             to
Operating Performance:    (unaudited)             1999              1998         1997          11/30/1996     10/31/1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $12.31           $12.85           $12.78           $11.79          $11.29          $10.73
---------------------------------------------------------------------------------------------------------------------------
   Income from investment
     operations
   Net investment income         .25(e)           .52(e)           .41(e)           .35(e)          .0067           .0349

   Net realized
   and unrealized
   gain on investments            --              .52              .40             1.15             .5298           .6346

   Total from investment
    operations                   .25             1.04              .81             1.50             .5365           .6695
---------------------------------------------------------------------------------------------------------------------------
   Distributions

   Dividends from net
    investment income           (.27)            (.44)            (.39)            (.34)           (.0365)         (.0730)

   Distributions from
     net realized gain          (.67)           (1.14)            (.35)            (.17)               --          (.0365)

   Total distributions          (.94)           (1.58)            (.74)            (.51)           (.0365)         (.1095)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period               $11.62           $12.31           $12.85           $12.78          $11.79          $11.29
---------------------------------------------------------------------------------------------------------------------------

Total Return(b)                 2.06%(c)         9.03%            6.62%           13.14%           4.76%(c)        7.78%(c)
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average
  Net Assets:
  Expenses, including
    waiver and
   reimbursements                .50%(c)(f)      1.00%(f)         1.26%(f)         2.08%(f)        0.16%(c)        0.62%(c)
  Expenses, excluding
    waiver and
    reimbursements              1.04%(c)(f)      2.05%(f)(g)     (2.12%(f)(g)      2.51%(f)        0.20%(c)        0.77%(c)
  Net investment income         2.16%(c)         4.28%(c)         3.24%            2.88%           0.17%(c)        0.70%(c)
---------------------------------------------------------------------------------------------------------------------------


                                     Six Months
                                           Ended                             Year Ended      One
                                         May 31, 2000                      November 30,   Month Ended   Year Ended     12/27/1994(a)
Supplemental Data for AllClasses:    (unaudited)        1999       1998       1997       11/30/1996     10/31/1996    to 10/31/1995
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)   $104,462     $100,130    $57,675    $20,340          $11,406      $10,988        $5,713
      Portfolio turnover rate             3.29%         8.30%     131.36%   216.07%           10.05%       187.78%       131.80%
------------------------------------------------------------------------------------------------------------------------------------

     (a)  Commencement of operations.
     (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
     (c)  Not annualized.
     (d)  Commencement of offering respective class shares.
     (e)  Calculated using average shares outstanding during the period.
     (f)  The  ratio   includes   expenses   paid  through  an  expense   offset
          arrangement.
     (g) Prior year ratios have been restated to reflect the reimbursment of certain other expenses by the Underlying Funds. See Note 2 to the Financial Statements.
          See Notes to Financial Statements.

      FINANCIAL HIGHLIGHTS
      HIGH YIELD FUND


                                      Class A Shares          Class B Shares            Class C Shares               Class Y Shares
------------------------------------------------------------------------------------------------------------------------------------
                             Six Months              Six Months                Six Months                 Six Months
                                  Ended12/31/1998(a)       Ended12/31/1998(a)        Ended12/31/1998(a)         Ended
Per Share                  May 31, 2000         to  May 31, 2000          to  May 31, 2000          to   May 31, 2000   5/4/1999(d)
Operating Performance:      (unaudited) 11/30/1999   (unaudited)  11/30/1999   (unaudited)  11/30/1999    (unaudited) to 11/30/1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period              $9.72      $10.08         $9.70      $10.08         $9.70      $10.08         $9.73      $10.36
------------------------------------------------------------------------------------------------------------------------------------
      Income from
      nvestment operations
      Net investment income(e)     .45         .83           .42         .78           .42         .78           .47         .55
      Net realized and
         unrealized loss
      on investments and
      foreign currency holdings   (.58)       (.34)         (.58)       (.37)         (.57)       (.37)         (.59)       (.62)

      Total from
       investment operations      (.13)        .49          (.16)        .41          (.15)        .41          (.12)       (.07)
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net
       investment income          (.47)       (.85)         (.45)       (.79)         (.45)       (.79)         (.50)       (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $9.12       $9.72         $9.09       $9.70         $9.10       $9.70         $9.11       $9.73
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)(c)               1.43)%(c)    4.99%       (1.80)%(c)    4.22%        (1.70)%(c)   4.21%        (1.31)%(c)   (.59)%
------------------------------------------------------------------------------------------------------------------------------------
  Ratios to Average
  Net Assets(c):
  Expenses, including waiver
  and reimbursements               .21%       0.46%(c)       .50%       0.90%(c)       .50%       0.90%(c)       --          --
  Expenses, excluding waiver
  and reimbursements               .64%       1.25%(c)       .93%       1.45%(c)       .93%  1.45%(c             .43%        .51%
  Net investment income           4.73%       8.44%         4.43%       7.92%         4.44%       7.92%         4.91%       5.59%(c)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       Six Months
                                                                                                            Ended
                                                                                                      May 31, 2000    12/31/1998(a)
Supplemental Data for All Classes:                                                                     (unaudited)     to 11/30/1999
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)                                                                     $31,781      $28,689
      Portfolio turnover rate                                                                              41.81%      109.57%
------------------------------------------------------------------------------------------------------------------------------------

    (a)  Commencement of operations.
    (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (c)  Not annualized.
    (d)  Commencement of offering respective class shares.
    (e) Calculated using average shares outstanding during the period. See Notes to Financial Statements.

Notes to Financial Statements (unaudited)



1. Significant Accounting Policies Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of six separate portfolios. This report covers four of the portfolios ("Series")-Lord Abbett U.S. Government Securities Series ("U.S. Government Series"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration Series"), Lord Abbett Balanced Series ("Balanced Series") and Lord Abbett High Yield Fund ("High Yield Fund"). The Balanced Series invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. ("Lord Abbett"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant account ing policies of the Trust: (a) Securities are valued as follows:
Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing s ervice or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Under lying Fund on the day of valuation. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. The Trust has elected not to amortize premiums on taxable bonds, which is consistent with the treatment for federal income tax purposes. (d) Transactions denominated in foreign currencies are recorded in the Trust's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (e) The High Yield Fund may use forward currency contracts to hedge the risk to the portfolios of unfavorable movements in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investment and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contracts, is included as net realized gain or loss from investment and foreign currency transactions. Risks may arise due to a change in the value of the foreign currency and as a result of the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to High Yield Fund's portfolio of investments and the U.S. dollar. (f) Net realized gains and losses from foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the differences between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities is not segregated from the effect of changes in market prices of those securities in the Statements of Operations.

2. Management Fee and Other Transactions with Affiliates The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series, 0.75% for Balanced Series and 0.60% for High Yield Fund. The management fee for U.S. Govern ment Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived its management fee for Limited Duration Series, Balanced Series and High Yield Fund during the period ended May 31, 2000. At May 31, 2000, the management fee payable was $551,758 for U.S. Government Series.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor llc("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series, Balanced Series and High Yield Fund, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. The Class A Plan of Limited Duration Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class B Plan of U.S. Government Series, Balanced Series and High Yield Fund and the Class C Plan of High Yield Fund, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the shares outstanding for the class. Pursuant to the Class C Plan of U.S. Government, Limited Duration and Balanced Series, each Series pays Distributor (1)a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and
(2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 Plan. At May 31, 2000, the 12b-1 fees payable were $456,996 for U.S. Government Series, $1,600 for Limited Duration Series, $40,755 for Balanced Series and $17,607 for High Yield Fund.

The Balanced Series has entered into a Servicing Arrangement with each Underlying Fund pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                        Distributor         Dealers'
               Series                   Commissions      Concessions
--------------------------------------------------------------------------------
U.S. Government Series-Class A           $22,125          $117,283
--------------------------------------------------------------------------------
Limited Duration Series-Class A          $ 8,493          $ 36,870
--------------------------------------------------------------------------------
Balanced Series-Class A                  $47,691          $261,290
--------------------------------------------------------------------------------
High Yield Fund-Class A                  $14,675          $ 76,484
--------------------------------------------------------------------------------

3. Distributions Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared and paid monthly with respect to Balanced Series and High Yield Fund. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with accounting principles generally accepted in the United States of America.

At May 31, 2000, accumulated net realized loss for financial reporting purposes was as follows:

--------------------------------------------------------------------------------

U.S. Government Series                                $634,399,072
--------------------------------------------------------------------------------
Limited Duration Series                                  2,130,998
--------------------------------------------------------------------------------
Balanced Series                                            109,524
--------------------------------------------------------------------------------
High Yield Fund                                            474,552
--------------------------------------------------------------------------------

At May 31, 2000, the capital loss carryforwards were as follows:

                                     Expiration Date
--------------------------------------------------------------------------------
               2002         2003          2004          2005          2007
--------------------------------------------------------------------------------
U.S.
Government
Series     $344,134,995  $38,717,115   $146,737,465  $43,030,400  $42,249,816
--------------------------------------------------------------------------------
Limited
Duration
Series        1,197,523      142,293        350,445          --       240,747
--------------------------------------------------------------------------------

High Yield Fund      --           --           --            --       301,197
--------------------------------------------------------------------------------


4. Capital Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:

                                                                                                       Six Months Ended May 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                      U.S. Government   Series       Limited Duration Series         Balanced Series          High Yield Fund
Class A                 Shares          Amount       Shares            Amount      Shares      Amount       Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares         9,286,049    $ 22,465,804    802,981    $ 3,472,002     891,063   $10,416,240      574,961   $  5,505,843
Shares issued to
shareholders in
reinvestment of
dividends and
distributions           9,795,016      23,770,026     36,118        156,629     488,766     5,757,214       59,096       561,366
Total                  19,081,065      46,235,830    839,099      3,628,631   1,379,829    16,173,454      634,057     6,067,209
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired     (84,706,073)   (205,041,947)  (974,145)    (4,222,903)   (832,588)   (9,761,309)    (228,638)   (2,177,788)
Increase (decrease)   (65,625,008)  $(158,806,117)  (135,046)   $  (594,272)    547,241   $ 6,412,145)     405,419   $ 3,889,421
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             December 31, 1998*
                                                                          Year Ended November 30, 1999     to November 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
                         U.S. Government Series      Limited Duration Series       Balanced Series          High Yield Fund
Class A                  Shares        Amount        Shares           Amount      Shares      Amount       Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares        57,845,002  $ 147,028,495     2,793,591    $12,299,280    2,552,160   $31,273,012   1,773,480    $17,848,000
Shares issued to
shareholders in
reinvestment of
dividends and
distributions          21,818,128     55,558,445        63,392       279,103       546,253     6,475,063      69,775      688,298
Total                  79,663,130    202,586,940     2,856,983     12,578,383    3,098,413    37,748,075   1,843,255    18,536,298
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired    (174,961,950)  (443,626,921)   (1,759,526)    (7,734,753)    (729,757)   (8,931,216)   (389,093)    (3,820,793)
Increase (decrease)   (95,298,820) $(241,039,981)    1,097,457    $ 4,843,630)   2,368,656   $28,816,859)  1,454,162   $14,715,505
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Six Months Ended May 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Series         Balanced Series            High Yield Fund
Class B                                         Shares         Amount      Shares      Amount          Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                1,052,766    $ 2,561,225     240,078    $ 2,803,306     184,312    $ 1,750,889
Shares issued to shareholders in
  reinvestment of dividends and distributions    142,889        346,731      83,782        985,467      24,558        233,091
Total                                          1,195,655      2,907,956     323,860      3,788,773     208,870      1,983,980
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                             (3,108,085)    (7,533,712)   (130,968)    (1,528,701)   (167,494)    (1,595,663)
Increase (decrease)                           (1,912,430)   $(4,625,756)    192,892    $ 2,260,072)     41,376    $   388,317
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              December 31, 1998*
                                                                           Year Ended November 30, 1999     to November 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Government Series         Balanced Series          High Yield Fund
Class B                                              Shares         Amount      Shares      Amount       Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                   6,206,611     $ 15,835,695     696,037  $ 8,488,941   1,021,780   $10,214,135
Shares issued to shareholders in
  reinvestment of dividends and distributions       343,631          875,956      66,423      788,288      27,138       266,803
Total                                             6,550,242       16,711,651     762,460    9,277,229   1,048,918    10,480,938
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                (4,118,711)     (10,483,992)    (91,703)  (1,130,578)   (161,478)   (1,603,737)
Increase                                          2,431,531     $  6,227,659)    670,757  $ 8,146,651)    887,440   $ 8,877,201
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Six Months Ended May 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                              U.S. Government Series     Limited Duration Series          Balanced Series          High Yield Fund
Class C                        Shares         Amount     Shares         Amount      Shares      Amount       Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares             1,239,622     $  3,011,603  106,357    $  459,409     241,964  $ 2,847,520      143,200    $1,383,089
Shares issued to
shareholders in
reinvestment of
dividends and
distributions                 508,792      1,237,103      9,047        39,109      98,667    1,159,558       21,125
200,513
Total                       1,748,414      4,248,706    115,404       498,518     340,631    4,007,078       164,325   1,583,602
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (8,202,729)   (19,912,846)  (429,670)   (1,850,928)   (226,470)  (2,634,768)      (75,671)   (716,357)
Increase (decrease)        (6,454,315)  $(15,664,140)  (314,266)  $(1,352,410)    114,161  $ 1,372,310)       88,654  $  867,245
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  December 31, 1998*
                                                                              Year Ended November 30, 1999     to November 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
                            U.S. Government Series    Limited Duration Series        Balanced Series           High Yield Fund
Class C                      Shares         Amount     Shares         Amount      Shares         Amount       Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares           3,744,749    $ 9,302,199  1,153,772    $ 5,065,731     679,267    $ 8,283,098      638,634  $6,427,103
Shares issued
to shareholders in
reinvestment of
dividends and
distributions             1,538,413      3,935,839     29,408        129,416      90,448      1,070,276       22,025     216,609
Total                     5,283,162     13,238,038  1,183,180      5,195,147     769,715      9,353,374      660,659   6,643,712
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (17,811,371)   (45,356,630)  (999,252)    (4,374,025)   (173,289)    (2,106,140)     (48,021)   (468,700)
Increase (decrease)     (12,528,209)  $(32,118,592)   183,928    $   821,122)    596,426    $ 7,247,234)     612,638  $6,175,012
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       May 4, 1999**
                                                                              Six Months Ended May 31, 2000    to November 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   High Yield Fund
Class Y                                                                                   Shares       Amount     Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                                                               -         $  -         110     $1,134
Shares issued to shareholders in
reinvestment of dividends and distributions                                                   6           57           5         50
Increase                                                                                      6         $ 57         115     $1,184
------------------------------------------------------------------------------------------------------------------------------------

   There was no capital stock activity for Class P shares during the period.
*  Commencement of Operations.
** Commencement of offering respective class shares.



At May 31, 2000, paid in capital aggregated $1,990,476,562 for U.S. Govern ment Series, $16,261,352 for Limited Duration Series, $108,233,833 for Balanced Series and $34,913,942 for High Yield Fund.

5. Portfolio Securities Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                  Purchases            Sales
--------------------------------------------------------------------------------
U.S. Government Series             $3,132,847,541   $3,547,963,154
--------------------------------------------------------------------------------
Limited Duration Series            $   35,841,820   $   36,566,412
--------------------------------------------------------------------------------
Balanced Series                     $   7,391,662    $   3,402,900
--------------------------------------------------------------------------------
High Yield Fund                    $   16,059,067    $  12,318,121
--------------------------------------------------------------------------------

As of May 31, 2000, net unrealized appreciation, unrealized appreciation and unrealized depreciation of invest ments based on cost for federal income tax purposes were as follows:

                            Net Unrealized      Unrealized        Unrealized
Series                        Depreciation    Appreciation      Depreciation
--------------------------------------------------------------------------------
U.S. Government Series        $(50,185,172)     $2,872,908      $(53,058,080)
--------------------------------------------------------------------------------
Limited Duration Series        $  (136,029)     $   57,464      $   (193,493)
--------------------------------------------------------------------------------
Balanced Series               $ (3,754,413)     $1,170,877      $ (4,925,290)
--------------------------------------------------------------------------------
High Yield Fund               $ (2,643,463)     $  233,002      $ (2,876,465)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

At May 31, 2000, High Yield Fund had the following outstanding forward foreign currency contract:

                                    Value at
                                Settlement Date
Foreign                  ------------------------------
Currency                                                 Current   Unrealized
Contract    Type         Local Currency    U.S. Dollars   Value   Appreciation
--------------------------------------------------------------------------------
Euro,
expiring
9/25/2000    Sell          (150,000)       $(147,570)   $(141,645)    $5,925
--------------------------------------------------------------------------------

The Trust may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of May 31, 2000, the value of securities loaned for U.S. Government Series was $29,821,305. These loans were collateralized by cash of $29,998,330. Income from securities lending of $38,466 is included in interest income on the Statement of Operations. The interest income earned on the securities loaned is accounted for in the same manner as other interest income.

6. Trustees' Remuneration The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at May 31, 2000, under a deferred compensation plan, were $815,552.

7. Expense Reduction The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.


Copyright (C) 2000 by Lord Abbett Investment Trust, 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.

                           INVESTING IN THE
                        LORD ABBETT
                                 FAMILY OF FUNDS

---------------------------------------------------------------------------------------------------------------------------
 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market Fund

 Growth           Large-Cap         Research Fund -  Balanced       World Bond-           National       U. S. Government
 Opportunities    Growth Fund       Large-Cap        Series**       Debenture Series      California     Securities Money
 Fund             Research Fund-    Series                          Global Fund -         Connecticut    Market Fund + ++
                  Small-Cap Value   Growth &                        Income Series         Florida
                  Series            Income Series                   High Yield Fund       Georgia
                  Alpha Series*     Affiliated Fund                 Bond-Debenture        Hawaii
 Developing       International                                     Fund                  Michigan
 Growth Fund      Series                                            Limited Duration      Minnesota
 Lord Abbett      Mid-Cap                                           U. S. Government      Missouri
 Developing       Value Fund                                        Securities Series+    New Jersey
 Growth Fund      Global Fund-                                      U. S. Government)     New York
 is closed to     Equity Series                                     Securities Series+    Pennsylvania
 new investors.                                                                           Texas
                                                                                          Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, in cluding risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.


You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973

                                                                     LAIT-3-500
                                                                          (7/00)